Registration No. 2-89905-01

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30 and/or	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 1	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (DATE) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

May 1, 2006	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Group Combination Annuity Account C

Unallocated group combination annuity contracts to provide retirement annuity benefits for self-employed persons and their eligible employees.

Prospectuses

Group Combination Annuity Account C

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio

Russell Investment Funds

90-1896 (0386) (REV 0506)

Prospectus

May 1, 2006

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Large Cap Core Stock Portfolio
T. Rowe Price Small Cap Value Portfolio	Capital Guardian Domestic Equity Portfolio
Aggressive Growth Stock Portfolio	T. Rowe Price Equity Income Portfolio
International Growth Portfolio	Index 500 Stock Portfolio
Franklin Templeton International Equity Portfolio	Asset Allocation Portfolio
AllianceBernstein Mid Cap Value Portfolio	Balanced Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Janus Capital Appreciation Portfolio	Select Bond Portfolio
Growth Stock Portfolio	Money Market Portfolio

Fidelity® Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
Multi-Style Equity Fund	Core Bond Fund
Aggressive Equity Fund	Real Estate Securities Fund
Non-U.S. Fund

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

Please note that the Contract and the variable options are not guaranteed to achieve their goals and are not federally insured. The Contract and the variable options have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. You should rely only on the information contained in these prospectuses.

No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

More information about NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2006, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. To receive a copy, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You will find the table of contents for the SAI at the end of this prospectus. Information about the Separate Account (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Account are available on the SEC’s internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit    An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant    A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments    Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable payment plan; (2) a fixed payment plan; or (3) in cash.

Annuity Unit    An accounting unit of measure representing the actuarial value of an interest in a variable payment plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate    A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract    The agreement between you and us described in this variable annuity prospectus.

Division    A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Funds    The mutual funds, registered under the Investment Company Act of 1940 as open-end management investment companies, available as investment options under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of these Funds.

General Account    All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund    A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment    An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Account before the end of a Guaranteed Period.

Owner    The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax    If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan    The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio    A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments    Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account    The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date    Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

Withdrawal Amount    The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified load version (in which no sales charge is assessed).

Account C Prospectus

Account C Prospectus

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions.”) We may also charge for transfers between investment options and we may deduct state premium taxes (although neither a transfer charge nor a state premium tax deduction is being assessed at the present).

Front Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None

Annual Expenses of the Separate Account (as a percentage of assets)
Current Mortality and Expense Risk Fees*	0.65%
Maximum Mortality and Expense Risk Fees*	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	1.00%
Total Current Separate Account Annual Expenses*	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified Load Contract

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750

Annual Expenses of the Separate Account (as a percentage of assets)
Maximum Mortality and Expense Risk Fees*	1.50%
Current Mortality and Expense Risk Fees*	1.25%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	1.50%
Total Current Separate Account Annual Expenses*	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

*	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the Front Load Contract and 1.50% for the Simplified Load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2005. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying Portfolios)*	0.20%	1.26%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.15%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2005. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.12%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Portfolios that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of the prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Front Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$655	$1,107	$1,589	$2,914
Minimum Total Annual Portfolio Operating Expenses	$567	$814	$1,080	$1,839

Simplified Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$276	$849	$1,452	$3,084
Minimum Total Annual Portfolio Operating Expenses	$184	$546	$933	$2,017

Note: The purchase payments for either a Front-Load Contract or a Simplified-Load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the Simplified-Load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a Front-Load Contract or a Simplified-Load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $132 billion as of December 31, 2005. Northwestern Mutual sells life, disability income, and annuity contracts through its own field force. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Distributor

Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts. Subsequent Purchase Payments under the Contracts may be made directly to the Company or through individuals who are registered representatives of NMIS. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, effective May 1, 2006.

You may allocate the money you invest under your Contract among the variable and fixed options, as described below. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds described below. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

Account C Prospectus

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products Fund III; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital
T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
Aggressive Growth Stock Portfolio	Long-term growth of capital
International Growth Portfolio	Long-term growth of capital
Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	Alliance Capital Management L.P.
Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index
Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Growth Stock Portfolio	Long-term growth of capital
Large Cap Core Stock Portfolio	Long-term growth of capital and income
Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index

Account C Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk
High Yield Bond Portfolio	High current income and capital appreciation
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Money Market Portfolio	Maximum current income consistent with liquidity and stability of capital*
*	Although the money market portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the money market portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products Fund III    The Fidelity® VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Separate Account buys Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, the investment adviser for which is Fidelity Management & Research Company.

Portfolio	Investment Objective
VIP Mid Cap Portfolio	Long-term growth of capital

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, Frank Russell Investment Management Company (“FRIMCo”). FRIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary. Effective on or about July 1, 2006, FRIMCo is expected to change its name to Russell Investment Management Company.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and the preservation of capital
Real Estate Securities Fund	Current income and long-term growth of capital

We receive compensation from certain investment advisers and/or administrators (and/or affiliates thereof) of the Funds in connection with administrative and record-keeping services we provide to the Funds. Such compensation may range up to 0.10% and is based on assets of the particular Portfolios attributable to the Contract. Some advisers or administrators may pay us more than others. NMIS, our wholly owned broker-dealer, also receives 12b-1 fees deducted from certain Funds’ Portfolio assets and additional payments from the Funds’ distributors or their affiliates for providing certain distribution-related services for those Portfolios. For additional information, see the prospectus of the underlying Funds.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable payment plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. If such a request is received on or before the close of trading on the New York Stock Exchange (typically, 4:00pm Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer after the close of trading on the New York Stock Exchange, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the New York Stock Exchange.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the

Account C Prospectus

Divisions up to twelve times in a Contract year. We may set charges and waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable payment plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other payment plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies and procedures may provide for the imposition of a redemption fee and may requires us to provide transaction information to the Fund.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, allocations or transfers by you may be rejected without notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Account C Prospectus

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state. To find out if a Guaranteed Return Fund Account is available in your state, please contact your Northwestern Mutual Network Representative or call 1-888-455-2232.

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Network Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the Simplified Load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the Front-Load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2006, the all deposits will mature on March 31, 2007. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market

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Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division.

Market Value Adjustment    A Market Value Adjustment (MVA) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income payment plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.” ) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed Annuity Payment Plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Payment Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

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Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the payment plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the

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certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Payment Plans.”)

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the payment plans described below. Your request will state the payment plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59  1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects a Payment Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Payment Plans

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable payment plan you select. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable payment plan, an Annuitant must select the initial allocation of annuity units among the Divisions and may reallocate annuity units among the Divisions at any time while the variable payment plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Payment Plans, see “Federal Income Taxes.”

Description of Payment Plans    The following Payment Plans are available:

1. Installment Income for a Specified Period.    An annuity payable monthly for a specified period of 5 to 30 years.

2. Single Life Income with or without Certain Period.    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Certain Period.    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A payment plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time, we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular payment plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the payment plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3  1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

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Additional Information

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable payment plan, or the payment of benefits under a variable payment plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Dividends    The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract’s share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account.

For 2006, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required in your state), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity payment plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Substitution and Change    We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply: We may (1) invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future; (2) operate the Separate Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract Owners; (3) deregister the Separate Account under the Investment Company Act of 1940 if registration is no longer required; and (4) change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Performance Data    We may publish advertisements containing performance data for the Divisions of the Separate Account from time to time. This performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five, and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates

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of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer. We have included additional information about the performance data in the Statement of Additional Information.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to a payment plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge.    The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front- load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may

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result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee.    We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes.    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

5. Expenses for the Portfolios and Funds.    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity® VIP Mid Cap Portfolio, and the Russell Investment Funds.

6. Withdrawal Charges and Our Distribution Expenses.    The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent.

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $44,000 or 100% of compensation or earned income (up to $220,000, indexed for 2006). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $15,000 in 2006 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2006, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in

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substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

Spousal Exceptions:    If the employee’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts issued prior to January 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts, there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last Valuation Date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”)

Account C Prospectus

Table of Contents for Statement of Additional Information

Account C Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for in-force Contracts no longer offered for sale.

Accumulation Unit Values

Contracts Issued After December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Front Load Version(c)
Accumulation Unit Value	$2.624	$2.375	$2.013	$1.522	$1.878	$1.965	$1.853	—	—	—
Number of Units Outstanding	85,331	129,562	180,958	196,887	267,151	326,150	73,643	—	—	—
Simplified Load Version(c)
Accumulation Unit Value	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—	—	—
Number of Units Outstanding	409,508	546,475	846,804	752,922	1,067,072	1,197,387	360,069	—	—	—
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value	$1.685	$1.582	$1.278	$ .952	$1.015	—	—	—	—	—
Number of Units Outstanding	163,913	181,718	154,573	107,346	6,843	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value	$1.641	$1.550	$1.260	$ .944	$1.012	—	—	—	—	—
Number of Units Outstanding	413,113	485,404	427,709	319,123	140,648	—	—	—	—	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value	$3.499	$3.318	$2.924	$2.360	$3.013	$3.785	$3.588	$2.512	$2.350	$2.078
Number of Units Outstanding	600,489	713,073	784,337	971,915	1,500,880	2,114,652	2,776,961	2,921,309	3,169,006	3,197,341
Simplified Load Version
Accumulation Unit Value	$5.106	$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.822	$3.598	$3.200
Number of Units Outstanding	936,460	1,159,746	1,741,788	2,894,768	5,014,536	6,384,710	6,707,103	8,671,088	8,989,193	7,872,553
International Growth Division
Front Load Version(b)
Accumulation Unit Value	$1.539	$1.313	$1.087	$ .787	$ .904	—	—	—	—	—
Number of Units Outstanding	119,608	119,051	26,435	6,864	—	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value	$1.499	$1.286	$1.071	$ .780	$ .901	—	—	—	—	—
Number of Units Outstanding	320,575	143,987	92,224	50,699	24,665	—	—	—	—	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value	$3.029	$2.734	$2.306	$1.653	$2.014	$2.357	$2.391	$1.958	$1.881	$1.686
Number of Units Outstanding	517,965	503,609	501,464	533,156	1,089,643	1,653,777	2,301,771	2,807,888	3,021,349	2,709,249
Simplified Load Version
Accumulation Unit Value	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding	1,015,621	1,293,726	1,711,888	2,177,641	3,669,875	4,672,038	5,480,221	6,652,248	7,247,144	5,703,032
AllianceBernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value	$1.638	$1.563	$1.326	—	—	—	—	—	—	—
Number of Units Outstanding	183,949	172,144	161,167	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value	$1.612	$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding	147,168	71,832	10,599	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 400 Stock Division
Front Load Version(c)
Accumulation Unit Value	$1.897	$1.699	$1.471	$1.096	$1.291	$1.308	$1.123	—	—	—
Number of Units Outstanding	201,028	242,833	269,730	336,737	301,024	295,347	13,563	—	—	—
Simplified Load Version(c)
Accumulation Unit Value	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding	647,803	875,773	945,378	994,007	1,182,483	775,791	398,635	—	—	—
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value	$1.650	$1.419	$1.194	—	—	—	—	—	—	—
Number of Units Outstanding	203,025	182,409	167,109	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value	$1.624	$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding	350,711	114,911	28,355	—	—	—	—	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value	$2.713	$2.535	$2.392	$2.024	$2.574	$3.020	$3.117	$2.561	$2.035	$1.577
Number of Units Outstanding	360,175	419,729	411,966	413,788	557,646	814,788	995,796	845,190	710,110	587,482
Simplified Load Version
Accumulation Unit Value	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding	989,449	1,096,533	1,680,980	1,981,939	2,896,593	3,220,718	3,646,722	3,373,983	2,159,985	1,742,522
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value	$2.255	$2.093	$1.948	$1.580	$2.215	$2.417	$2.615	$2.449	$2.002	$1.550
Number of Units Outstanding	396,937	309,072	350,345	572,493	1,012,918	1,319,721	1,704,699	2,452,149	1,970,478	1,357,354
Simplified Load Version
Accumulation Unit Value	$2.103	$1.963	$1.838	$1.580	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding	797,298	938,261	1,558,230	2,469,396	3,691,394	4,329,641	5,912,799	5,876,089	4,547,004	2,769,823
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value	$1.270	$1.183	$1.019	$ .763	$ .975	—	—	—	—	—
Number of Units Outstanding	363,905	330,668	342,349	152,654	65,910	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value	$1.237	$1.159	$1.005	$ .757	$ .973	—	—	—	—	—
Number of Units Outstanding	639,615	1,017,404	756,546	532,023	118,930	—	—	—	—	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value	$1.458	$1.408	$1.231	—	—	—	—	—	—	—
Number of Units Outstanding	22,972	23,101	82,737	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value	$1.435	$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding	81,489	161,142	33,719	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 500 Stock Division
Front Load Version
Accumulation Unit Value	$3.534	$3.396	$3.088	$2.420	$3.126	$3.570	$3.938	$3.279	$2.564	$1.937
Number of Units Outstanding	885,388	1,052,555	1,249,807	1,590,204	1,894,641	2,724,196	4,131,824	4,231,423	3,966,706	3,880,961
Simplified Load Version
Accumulation Unit Value	$4.258	$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.119	$3.240	$2.463
Number of Units Outstanding	1,508,012	2,018,372	2,387,879	3,721,837	6,661,517	8,286,039	9,809,484	10,493,642	9,442,314	8,015,553
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value	$1.212	$1.140	$1.043	$ .870	$ .976	—	—	—	—	—
Number of Units Outstanding	57,490	57,490	136,518	49,074	5,135	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value	$1.181	$1.117	$1.028	$ .863	$ .974	—	—	—	—	—
Number of Units Outstanding	924,534	859,771	613,016	1,295,448	10,584	—	—	—	—	—
Balanced Division
Front Load Version
Accumulation Unit Value	$2.858	$2.776	$2.590	$2.210	$2.405	$2.500	$2.520	$2.281	$1.931	$1.600
Number of Units Outstanding	1,787,626	1,519,731	1,571,650	2,482,208	3,593,854	4,447,958	6,183,051	6,324,558	6,187,478	5,934,240
Simplified Load Version
Accumulation Unit Value	$8.175	$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.805	$5.796	$4.830
Number of Units Outstanding	1,532,129	1,795,832	2,313,421	2,851,167	4,313,580	5,215,778	6,319,468	7,165,398	6,839,439	5,971,232
High Yield Bond Division
Front Load Version
Accumulation Unit Value	$2.171	$2.155	$1.924	$1.500	$1.555	$1.490	$1.572	$1.590	$1.630	$1.416
Number of Units Outstanding	94,585	156,076	176,767	128,545	148,103	166,175	409,857	441,272	423,726	275,323
Simplified Load Version
Accumulation Unit Value	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding	490,194	561,947	628,859	626,041	967,459	1,125,550	1,556,400	1,917,813	1,219,819	626,090
Select Bond Division
Front Load Version
Accumulation Unit Value	$2.309	$2.273	$2.184	$2.084	$1.872	$1.707	$1.559	$1.585	$1.490	$1.370
Number of Units Outstanding	441,556	523,858	507,686	518,978	572,892	736,742	2,264,883	2,718,375	2,574,248	2,676,832
Simplified Load Version
Accumulation Unit Value	$9.996	$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.157	$6.768	$6.261
Number of Units Outstanding	390,438	452,984	630,990	717,143	892,114	895,503	1,068,272	1,231,485	1,034,899	966,414
Money Market Division
Front Load Version
Accumulation Unit Value	$1.560	$1.525	$1.513	$1.504	$1.490	$1.443	$1.366	$1.308	$1.249	$1.192
Number of Units Outstanding	347,305	511,877	790,404	2,092,096	926,739	640,788	1,879,181	1,905,815	1,710,473	2,829,669
Simplified Load Version
Accumulation Unit Value	$2.786	$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.436	$2.340	$2.246
Number of Units Outstanding	859,869	1,181,420	1,742,199	2,737,901	4,816,439	3,715,872	6,539,184	6,483,460	5,844,682	3,818,067

(b)	The initial investment was made on July 31, 2001.

Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value	$2.034	$1.735	$1.401
Number of Units Outstanding	57,972	18,068	178,585
Simplified Load Version(a)
Accumulation Unit Value	$2.002	$1.717	$1.395
Number of Units Outstanding	272,839	175,435	90,166
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front Load Version(c)
Accumulation Unit Value	$ .904	$ .848	$ .778	$ .607	$ .796	$ .934	$1.071
Number of Units Outstanding	1,096,181	1,055,284	442,572	415,010	476,113	381,014	297,016
Simplified Load Version(c)
Accumulation Unit Value	$ .869	$ .820	$ .756	$ .594	$ .783	$ .925	$1.067
Number of Units Outstanding	957,357	856,496	716,891	753,322	1,055,871	1,254,417	1,126,401
Aggressive Equity Division
Front Load Version(c)
Accumulation Unit Value	$1.481	$1.402	$1.230	$ .850	$1.057	$1.090	$1.104
Number of Units Outstanding	136,932	148,157	127,132	134,602	173,179	139,940	79,144
Simplified Load Version(c)
Accumulation Unit Value	$1.423	$1.355	$1.196	$ .832	$1.040	$1.079	$1.100
Number of Units Outstanding	453,066	565,148	621,297	486,635	497,305	444,666	230,607
Non-U.S. Division
Front Load Version(c)
Accumulation Unit Value	$1.268	$1.123	$ .955	$ .693	$ .822	$1.061	$1.248
Number of Units Outstanding	767,609	708,720	505,332	171,093	204,848	207,716	151,721
Simplified Load Version(c)
Accumulation Unit Value	$1.219	$1.085	$ .929	$ .678	$ .809	$1.050	$1.243
Number of Units Outstanding	447,462	566,259	687,876	572,955	592,423	540,064	297,512
Core Bond Division
Front Load Version(c)
Accumulation Unit Value	$1.384	$1.365	$1.313	$1.245	$1.151	$1.079	$ .987
Number of Units Outstanding	691,461	616,569	388,451	335,742	337,317	259,803	239,265
Simplified Load Version(c)
Accumulation Unit Value	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068	$ .983
Number of Units Outstanding	477,986	417,466	290,408	317,067	357,837	192,428	150,425
Real Estate Securities Division
Front Load Version(c)
Accumulation Unit Value	$2.644	$2.356	$1.758	$1.290	$1.251	$1.167	$ .923
Number of Units Outstanding	271,618	271,346	282,106	192,940	179,970	69,412	36,624
Simplified Load Version(c)
Accumulation Unit Value	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$ .920
Number of Units Outstanding	608,552	696,471	607,979	664,333	423,962	263,698	36,814

(c)	The initial investment was made on April 30, 1999.

Account C Prospectus

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$ 27.402	$ 24.646	$ 20.746	$ 15.591	$ 19.113	$19.860	$18.611	—	—	—
Number of Units Outstanding	1,257,799	1,175,633	1,079,618	991,906	973,886	859,005	7,543	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)	$ 17.343	$ 16.176	$ 12.985	$ 9.608	$ 10.176	—	—	—	—	—
Number of Units Outstanding	18,477	14,044	6,893	5,266	1,494	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value	$ 58.106	$ 54.747	$ 47.933	$ 38.441	$ 48.753	$60.845	$57.304	$39.854	$37.055	$32.543
Number of Units Outstanding	1,270,796	1,379,736	1,443,703	1,538,419	1,743,958	1,855,202	1,627,058	1,801,179	1,935,434	1,944,411
International Growth Division
Accumulation Unit Value(b)	$ 15.839	$ 13.422	$ 11.039	$ 7.942	$ 9.060	—	—	—	—	—
Number of Units Outstanding	6,400	8,451	1,686	1,686	1,695	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value	$ 3.289	$ 2.950	$ 2.472	$ 1.760	$ 2.131	$ 2.477	$ 2.497	$ 2.032	$ 1.938	$ 1.726
Number of Units Outstanding	19,517,422	18,695,952	17,397,512	17,429,828	18,588,012	20,581,224	18,571,580	20,139,790	23,069,550	20,439,570
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)	$ 16.664	$ 15.801	$ 13.316	—	—	—	—	—	—	—
Number of Units Outstanding	779	370	100	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$ 19.805	$ 17.625	$ 15.159	$ 11.228	$ 13.138	$13.225	$11.283	—	—	—
Number of Units Outstanding	1,582,849	1,466,700	1,229,196	1,164,280	1,136,905	756,727	1,071	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)	$ 16.788	$ 14.349	$ 11.990	—	—	—	—	—	—	—
Number of Units Outstanding	99	99	100	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$ 29.266	$ 27.171	$ 25.472	$ 21.415	$ 27.050	$31.532	$32.337	$26.399	$20.837	$16.047
Number of Units Outstanding	794,150	804,408	807,600	821,207	902,782	978,007	792,443	651,556	482,897	378,236
Large Cap Core Stock Division
Accumulation Unit Value	$ 24.327	$ 22.430	$ 20.738	$ 16.717	$ 23.282	$25.244	$27.135	$25.246	$20.502	$15,767
Number of Units Outstanding	748,647	689,706	637,111	551,741	659,955	650,867	798,291	801,964	711,558	424,144
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)	$ 13.072	$ 12.099	$ 10.354	$ 7.703	$ 9.781	—	—	—	—	—
Number of Units Outstanding	8,361	8,735	12,164	8,306	3,123	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)	$ 14.834	$ 14.238	$ 12.364	—	—	—	—	—	—	—
Number of Units Outstanding	2,382	2,390	100	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 52.480	$ 50.112	$ 45.269	$ 35.246	$ 45.229	$51.326	$56.250	$46.522	$36.142	$27.134
Number of Units Outstanding	1,571,410	1,651,992	1,688,506	1,782,370	2,198,576	2,433,768	2,756,358	2,699,180	2,558,205	2,386,284
Asset Allocation Division
Accumulation Unit Value(b)	$ 12.475	$ 11.660	$ 10.598	$ 8.786	$ 9.790	—	—	—	—	—
Number of Units Outstanding	42,692	42,757	29,369	19,667	3,116	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$111.422	$107.556	$ 99.687	$ 84.486	$ 91.373	$94.345	$94.505	$84.987	$71.491	$58.832
Number of Units Outstanding	482,815	533,645	557,314	663,996	814,042	872,761	1,066,998	1,211,837	1,341,930	1,489,658
High Yield Bond Division
Accumulation Unit Value	$ 23.418	$ 23.097	$ 20.483	$ 15.871	$ 16.344	$15.561	$16.310	$16.385	$16.693	$14.409
Number of Units Outstanding	235,225	224,928	229,901	175,605	176,992	151,658	205,407	301,661	235,585	119,423
Select Bond Division
Accumulation Unit Value	$136.985	$134.012	$127.940	$121.280	$108.200	$98.036	$88.954	$89.873	$83.939	$76.682
Number of Units Outstanding	82,084	80,822	87,781	92,149	81,426	59,889	72,428	84,033	85,036	97,868
Money Market Division
Accumulation Unit Value	$ 36.095	$ 35.049	$ 34.554	$ 34.133	$ 33.577	$32.312	$30.400	$28.924	$27.435	$26.011
Number of Units Outstanding	2,912	2,132	5,951	9,707	13,868	33,652	7,939	45,209	38,584	57,013

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account C Prospectus

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)	$20.694	$17.535	$14.067
Number of Units Outstanding	6,357	4,283	100
(a) The initial investment was made on May 1, 2003. Russell Investment Funds
	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)	$ 9.443	$ 8.803	$ 8.017	$ 6.221	$ 8.099	$ 9.441	$10.760
Number of Units Outstanding	22,668	24,338	25,067	8,210	24,279	24,295	17,246
Aggressive Equity Division
Accumulation Unit Value(c)	$15.471	$14.545	$12.678	$ 8.708	$10.758	$11.018	$11.091
Number of Units Outstanding	—	557	907	918	927	939	950
Non-U.S. Division
Accumulation Unit Value(c)	$13.245	$11.650	$9.848	$ 7.096	$ 8.363	$10.725	$12.534
Number of Units Outstanding	910	1,535	2,804	2.877	2,905	2,822	—
Core Bond Division
Accumulation Unit Value(c)	$14.448	$14.163	$13.532	$12.749	$11.713	$10.906	$ 9.914
Number of Units Outstanding	—	174	1,053	—	—	—	—
Real Estate Securities Division
Accumulation Unit Value(c)	$27.612	$24.444	$18.124	$13.209	$12.725	$11.800	$ 9.274
Number of Units Outstanding	1,208,105	1,080,457	743,392	640,470	459,992	191,981	3,723

(c)	The initial investment was made on April 30, 1999.

Account C Prospectus

The Northwestern Mutual

Life Insurance Company • Milwaukee, WI

www.northwesternmutual.com

90-1896 (0386) (REV 0506)

PO BOX 3095

MILWAUKEE WI 53201-3095

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”)is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.nmfn.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”).

NMIS is considered the underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2005	$14,127
2004	$72,137
2003	$87,976

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1) Value of Annuitant’s retirement benefit allocated to Balanced	$50,000
(2) Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00
(3) Amount of first payment from Balanced Division (1) x (2) divided by $1,000	$250.00
(4) Assumed Value of Annuity Unit in Balanced Division on effective date of payment plan	$1.500000
(5) Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

PERFORMANCE DATA

Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

P(1 + T)[n] = ERV
Where:
P	=	a hypothetical initial payment of $1000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and an installation fee in the amount of $750 for the Simplified Load Contract. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	5.49%	4.99%	—	14.76%
T. Rowe Price Small Cap Value	1.73%	—	—	11.37%
Aggressive Growth Stock	0.70%	-2.46%	6.52%	—
International Growth	11.96%	—	—	9.11%
Franklin Templeton International Equity	5.81%	4.18%	7.51%	—
AllianceBernstein Mid Cap Value	0.06%	—	—	18.25%
Index 400 Stock	6.62%	6.72%	—	9.31%
Janus Capital Appreciation	11.01%	—	—	18.58%
Growth Stock	2.20%	-3.02%	7.03%	—
Large Cap Core Stock	2.91%	-2.28%	5.18%	—
Capital Guardian Domestic Equity	2.52%	—	—	4.47%
T. Rowe Price Equity Income	-1.14%	—	—	13.21%
Index 500 Stock	-0.63%	-1.12%	7.83%	—
Asset Allocation	1.52%	—	—	3.37%
Balanced	-1.71%	1.77%	6.76%	—
High Yield Bond	-3.80%	6.83%	5.71%	—
Select Bond	-3.01%	5.25%	5.15%	—
Money Market	-2.28%	0.65%	2.72%	—
Fidelity® VIP Mid Cap Portfolio	11.98%	—	—	28.25%
Russell Investment Funds
Multi-Style Equity	1.78%	-1.55%	—	-2.18%
Aggressive Equity	0.92%	5.36%	—	5.34%
Non-U.S.	7.87%	2.68%	—	2.91%
Core Bond	-3.21%	4.14%	—	4.26%
Real Estate Securities	7.18%	16.69%	—	14.89%

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

SIMPLIFIED LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	9.68%	5.30%	—	14.85%
T. Rowe Price Small Cap Value	5.77%	—	—	11.84%
Aggressive Growth Stock	4.71%	-2.17%	6.36%	—
International Growth	16.41%	—	—	9.56%
Franklin Templeton International Equity	10.02%	4.50%	7.35%	—
AllianceBernstein Mid Cap Value	4.04%	—	—	19.54%
Index 400 Stock	10.86%	7.04%	—	9.39%
Janus Capital Appreciation	15.42%	—	—	19.87%
Growth Stock	6.26%	-2.73%	6.87%	—
Large Cap Core Stock	7.00%	-1.99%	5.02%	—
Capital Guardian Domestic Equity	6.59%	—	—	4.91%
T. Rowe Price Equity Income	2.78%	—	—	14.44%
Index 500 Stock	3.31%	-0.82%	7.67%	—
Asset Allocation	5.55%	—	—	3.80%
Balanced	2.20%	2.08%	6.60%	—
High Yield Bond	0.02%	7.15%	5.55%	—
Select Bond	0.84%	5.57%	4.99%	—
Money Market	1.60%	0.95%	2.56%	—
Fidelity® VIP Mid Cap Portfolio	16.43%	—	—	29.65%
Russell Investment Funds
Multi-Style Equity	5.83%	-1.26%	—	-2.10%
Aggressive Equity	4.93%	5.67%	—	5.42%
Non-U.S.	12.16%	2.99%	—	2.99%
Core Bond	0.64%	4.45%	—	4.34%
Real Estate Securities	11.44%	17.04%	—	14.98%

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	10.46%	5.96%	—	15.56%
T. Rowe Price Small Cap Value	6.52%	—	—	12.54%
Aggressive Growth Stock	5.45%	-1.56%	7.01%	—
International Growth	17.24%	—	—	10.25%
Franklin Templeton International Equity	10.80%	5.15%	8.01%	—
AllianceBernstein Mid Cap Value	4.78%	—	—	20.31%
Index 400 Stock	11.65%	7.71%	—	10.07%
Janus Capital Appreciation	16.24%	—	—	20.64%
Growth Stock	7.02%	-2.12%	7.53%	—
Large Cap Core Stock	7.76%	-1.38%	5.66%	—
Capital Guardian Domestic Equity	7.35%	—	—	5.56%
T. Rowe Price Equity Income	3.51%	—	—	15.18%
Index 500 Stock	4.05%	-0.21%	8.32%	—
Asset Allocation	6.30%	—	—	4.45%
Balanced	2.93%	2.71%	7.25%	—
High Yield Bond	0.73%	7.81%	6.19%	—
Select Bond	1.56%	6.23%	5.63%	—
Money Market	2.32%	1.58%	3.19%	—
Fidelity® VIP Mid Cap Portfolio	17.25%	—	—	30.48%
Russell Investment Funds
Multi-Style Equity	6.58%	-0.64%	—	-1.50%
Aggressive Equity	5.67%	6.33%	—	6.07%
Non-U.S.	12.95%	3.63%	—	3.63%
Core Bond	1.35%	5.10%	—	4.99%
Real Estate Securities	12.23%	17.77%	—	15.69%

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

SIMPLIFIED LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	9.81%	5.32%	—	14.87%
T. Rowe Price Small Cap Value	5.89%	—	—	11.86%
Aggressive Growth Stock	4.82%	-2.15%	6.37%	—
International Growth	16.54%	—	—	9.59%
Franklin Templeton International Equity	10.14%	4.52%	7.36%	—
AllianceBernstein Mid Cap Value	4.15%	—	—	19.59%
Index 400 Stock	10.98%	7.07%	—	9.41%
Janus Capital Appreciation	15.55%	—	—	19.92%
Growth Stock	6.38%	-2.70%	6.88%	—
Large Cap Core Stock	7.12%	-1.97%	5.03%	—
Capital Guardian Domestic Equity	6.71%	—	—	4.93%
T. Rowe Price Equity Income	2.90%	—	—	14.49%
Index 500 Stock	3.43%	-0.80%	7.68%	—
Asset Allocation	5.67%	—	—	3.83%
Balanced	2.31%	2.10%	6.61%	—
High Yield Bond	0.14%	7.17%	5.56%	—
Select Bond	0.95%	5.59%	5.00%	—
Money Market	1.71%	0.97%	2.57%	—
Fidelity® VIP Mid Cap Portfolio	16.56%	—	—	29.70%
Russell Investment Funds
Multi-Style Equity	5.94%	-1.24%	—	-2.09%
Aggressive Equity	5.04%	5.69%	—	5.43%
Non-U.S.	12.28%	3.01%	—	3.01%
Core Bond	0.75%	4.47%	—	4.36%
Real Estate Securities	11.56%	17.06%	—	15.00%

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor’s 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT C

Financial Statements for Period Ending

December 31, 2005

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Small Cap Growth Stock	T. Rowe Price Small Cap Value	Aggressive Growth Stock	International Growth
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$35,722	$1,275	$80,758	$766
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual
Life Insurance Company	2	—	—	—

Total Assets	35,724	1,275	80,758	766

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	2	—	1	—

Total Liabilities	2	—	1	—

Total Net Assets	$35,722	$1,275	$80,757	$766

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$34,466	$321	$73,841	$101
Annuity Reserves	—	—	33	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	224	276	2,101	184
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	1,032	678	4,782	481
Annuity Reserves	—	—	—	—

Total Net Assets	$35,722	$1,275	$80,757	$766

(1) Investments, at cost	$27,167	$1,084	$75,969	$675
(2) Shares Outstanding	14,120	778	24,487	519
(3) Accumulation Unit Value	$27.401692	$17.342719	$58.106257	$15.838526
Units Outstanding	1,258	19	1,271	6
(4) Accumulation Unit Value	$26.502238	$16.963788	$53.923710	$15.492364
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$2.623886	$1.685204	$3.499067	$1.539014
Units Outstanding	85	164	600	120
(6) Accumulation Unit Value	$2.521099	$1.641244	$5.106174	$1.498861
Units Outstanding	410	413	936	321

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Franklin Templeton International Equity	AllianceBernstein Mid Cap Value	Index 400 Stock	Janus Capital Appreciation
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$68,649	$551	$32,951	$906
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual
Life Insurance Company	1	—	1	—

Total Assets	68,650	551	32,952	906

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	1	—	—	—

Total Liabilities	1	—	—	—

Total Net Assets	$68,649	$551	$32,952	$906

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$64,201	$13	$31,349	$2
Annuity Reserves	26	—	41	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	1,569	301	381	335
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	2,853	237	1,181	569
Annuity Reserves	—	—	—	—

Total Net Assets	$68,649	$551	$32,952	$906

(1) Investments, at cost	$50,823	$509	$26,579	$779
(2) Shares Outstanding	37,886	380	21,300	557
(3) Accumulation Unit Value	$3.289423	$16.663892	$19.805364	$16.788069
Units Outstanding	19,517	1	1,583	—
(4) Accumulation Unit Value	$3.087441	$16.443216	$19.155300	$16.565759
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$3.029496	$1.637759	$1.896510	$1.649963
Units Outstanding	518	184	201	203
(6) Accumulation Unit Value	$2.808145	$1.611849	$1.822214	$1.623859
Units Outstanding	1,016	147	648	351

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Growth Stock	Large Cap Core Stock	Capital Guardian Domestic Equity	T. Rowe Price Equity Income
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$26,753	$20,786	$1,363	$186
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual
Life Insurance Company	2	2	—	—

Total Assets	26,755	20,788	1,363	186

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	1	—	—	—

Total Liabilities	1	—	—	—

Total Net Assets	$26,754	$20,788	$1,363	$186

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$23,242	$18,213	$109	$35
Annuity Reserves	32	4	—	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	977	895	462	34
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	2,503	1,676	792	117
Annuity Reserves	—	—	—	—

Total Net Assets	$26,754	$20,788	$1,363	$186

(1) Investments, at cost	$24,884	$19,303	$1,227	$187
(2) Shares Outstanding	12,655	17,010	1,203	140
(3) Accumulation Unit Value	$29.265983	$24.327323	$13.072390	$14.833915
Units Outstanding	794	749	8	2
(4) Accumulation Unit Value	$27.607246	$22.948362	$12.786645	$14.637433
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$2.712956	$2.255126	$1.270242	$1.457931
Units Outstanding	360	397	364	23
(6) Accumulation Unit Value	$2.529872	$2.102957	$1.237056	$1.434821
Units Outstanding	989	797	640	81

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Index 500 Stock	Asset Allocation	Balanced	High Yield Bond

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$92,072	$1,870	$71,708	$6,725
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	—	—	—	—
Due from Northwestern Mutual
Life Insurance Company	2	1	1	—

Total Assets	92,074	1,871	71,709	6,725

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	1	—	—	—

Total Liabilities	1	—	—	—

Total Net Assets	$92,073	$1,871	$71,709	$6,725

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$82,467	$533	$52,887	$5,508
Annuity Reserves	57	177	382	20
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	806	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	3,129	70	5,109	205
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	6,420	1,091	12,525	992
Annuity Reserves	—	—	—	—

Total Net Assets	$92,073	$1,871	$71,709	$6,725

(1) Investments, at cost	$82,305	$1,586	$69,529	$6,527
(2) Shares Outstanding	30,980	1,612	38,552	9,379
(3) Accumulation Unit Value	$52.479807	$12.475450	$111.421574	$23.417544
Units Outstanding	1,571	43	475	235
(4) Accumulation Unit Value	$48.697779	$12.202816	$98.847881	$22.090395
Units Outstanding	—	—	8	—
(5) Accumulation Unit Value	$3.533871	$1.212214	$2.857685	$2.170854
Units Outstanding	885	57	1,788	95
(6) Accumulation Unit Value	$4.257509	$1.180583	$8.174739	$2.024344
Units Outstanding	1,508	925	1,532	490

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Select Bond	Money Market	Fidelity VIP Mid Cap	Russell Multi-Style Equity

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$16,230	$3,047	$—	$—
Fidelity Variable Insurance Products Fund III	—	—	796	—
Russell Investment Funds	—	—	—	2,037
Due from Northwestern Mutual
Life Insurance Company	1	—	—	—

Total Assets	16,231	3,047	796	2,037

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	—	—	—	—

Total Liabilities	—	—	—	—

Total Net Assets	$16,231	$3,047	$796	$2,037

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$11,244	$105	$132	$214
Annuity Reserves	64	5	—	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	1,019	542	118	991
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	3,904	2,395	546	832
Annuity Reserves	—	—	—	—

Total Net Assets	$16,231	$3,047	$796	$2,037

(1) Investments, at cost	$16,602	$3,047	$669	$1,845
(2) Shares Outstanding	13,492	3,047	23	152
(3) Accumulation Unit Value	$136.984725	$36.095241	$20.694231	$9.442962
Units Outstanding	82	3	6	23
(4) Accumulation Unit Value	$121.466757	$32.059904	$20.420232	$9.132958
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$2.308631	$1.560248	$2.033893	$0.904209
Units Outstanding	442	347	58	1,096
(6) Accumulation Unit Value	$9.995944	$2.785794	$2.001683	$0.868789
Units Outstanding	390	860	273	957

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2005

(in thousands, except accumulation unit values)

	Russell Aggressive Equity	Russell Non-US	Russell Core Bond	Russell Real Estate Securities
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—
Fidelity Variable Insurance Products Fund III	—	—	—	—
Russell Investment Funds	848	1,538	1,592	35,654
Due from Northwestern Mutual
Life Insurance Company	—	—	—	4

Total Assets	848	1,538	1,592	35,658

Liabilities:
Due to Northwestern Mutual
Life Insurance Company	—	—	—	—

Total Liabilities	—	—	—	—

Total Net Assets	$848	$1,538	$1,592	$35,658

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$—	$12	$—	$33,358
Annuity Reserves	—	7	—	37
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
Annuity Reserves	—	—	—	—
After December 31, 1991- Front Load Version
Accumulation Units (5)	203	974	957	718
Annuity Reserves	—	—	—	—
After December 31, 1991- Simplified Load
Accumulation Units (6)	645	545	635	1,545
Annuity Reserves	—	—	—	—

Total Net Assets	$848	$1,538	$1,592	$35,658

(1) Investments, at cost	$727	$1,187	$1,629	$32,368
(2) Shares Outstanding	59	121	156	2,063
(3) Accumulation Unit Value	$15.470599	$13.244730	$14.448349	$27.611672
Units Outstanding	—	—	—	1,208
(4) Accumulation Unit Value	$14.962745	$12.809950	$13.974171	$26.705759
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$1.481405	$1.268236	$1.383514	$2.644046
Units Outstanding	137	768	691	272
(6) Accumulation Unit Value	$1.423377	$1.218592	$1.329349	$2.540501
Units Outstanding	453	447	478	609

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2005

	Small Cap Growth Stock Division	T. Rowe Price Small Cap Value Stock Division	Aggressive Growth Stock Division	International Growth Division
Income:
Dividend income	$—	$4	$39	$7
Expenses:
Mortality and expense risk charges	17	11	74	5

Net Investment Income (Loss)	(17)	(7)	(35)	2

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	939	155	(1,702)	24
Realized gain distributions	306	36	—	33

Realized gains (losses)	1,245	191	(1,702)	57

Change in unrealized appreciation (depreciation) of investments during the period	2,096	(100)	6,225	39

Net increase (decrease) in net assets resulting from operations	$3,324	$84	$4,488	$98

	Franklin Templeton International Equity Division	Alliance Bernstein Mid Cap Value Division	Index 400 Stock Division	Janus Capital Appreciation Division
Income:
Dividend income	$1,121	$3	$227	$1
Expenses:
Mortality and expense risk charges	48	4	17	5

Net Investment Income (Loss)	1,073	(1)	210	(4)

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	1,490	4	1,063	12
Realized gain distributions	0	27	1,402	25

Realized gains (losses)	1,490	31	2,465	37

Change in unrealized appreciation (depreciation) of investments during the period	4,488	(4)	812	57

Net increase (decrease) in net assets resulting from operations	$7,051	$26	$3,487	$90

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2005

	Growth Stock Division	Large Cap Core Stock Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division
Income:
Dividend income	$271	$244	$21	$3
Expenses:
Mortality and expense risk charges	38	26	16	2

Net Investment Income (Loss)	233	218	5	1

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(617)	(639)	215	14
Realized gain distributions	—	—	100	7

Realized gains (losses)	(617)	(639)	315	21

Change in unrealized appreciation (depreciation) of investments during the period	2,295	2,013	(222)	(19)

Net increase (decrease) in net assets resulting from operations	$1,911	$1,592	$98	$3

	Index 500 Stock Division	Asset Allocation Division	Balanced Division	High Yield Bond Division
Income:
Dividend income	$1,599	$24	$1,951	$457
Expenses:
Mortality and expense risk charges	111	12	199	15

Net Investment Income (Loss)	1,488	12	1,752	442

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	649	55	(456)	157
Realized gain distributions	1,612	27	1,072	—

Realized gains (losses)	2,261	82	616	157

Change in unrealized appreciation (depreciation) of investments during the period	321	12	(49)	(521)

Net increase (decrease) in net assets resulting from operations	$4,070	$106	$2,319	$78

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2005

	Select Bond Division	Money Market Division	Fidelity VIP Mid Cap Division	Russell Multi-Style Equity Division
Income:
Dividend income	$603	$105	$—	$20
Expenses:
Mortality and expense risk charges	61	38	5	14

Net Investment Income (Loss)	542	67	(5)	6

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(82)	—	31	(42)
Realized gain distributions	102	—	7	—

Realized gains (losses)	20	—	38	(42)

Change in unrealized appreciation (depreciation) of investments during the period	(260)	—	57	130

Net increase (decrease) in net assets resulting from operations	$302	$67	$90	$94

	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Real Estate Securities Division
Income:
Dividend income	$2	$23	$53	$703
Expenses:
Mortality and expense risk charges	10	13	13	24

Net Investment Income (Loss)	(8)	10	40	679

Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	55	78	(2)	3,097
Realized gain distributions	84	—	14	2,993

Realized gains (losses)	139	78	12	6,090

Change in unrealized appreciation (depreciation) of investments during the period	(80)	92	(37)	(2,548)

Net increase (decrease) in net assets resulting from operations	$51	$180	$15	$4,221

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Small Cap Growth Stock Division		T. Rowe Price Small Cap Value Stock Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	($17)	($20)	($7)	($6)
Net realized gains (losses)	1,245	191	191	58
Net change in unrealized appreciation (depreciation)	2,096	4,540	(100)	147

Net increase (decrease) in net assets resulting from operations	3,324	4,711	84	199

Contract Transactions:
Contract owners’ net payments	4,047	4,896	169	150
Annuity payments	—	—	—	—
Surrenders and other (net)	(2,783)	(3,971)	(190)	(206)
Transfers from other divisions or sponsor	3,586	2,644	195	473
Transfers to other divisions or sponsor	(2,990)	(2,161)	(249)	(176)

Net increase (decrease) in net assets resulting from contract transactions	1,860	1,408	(75)	241

Net increase (decrease) in net assets	5,184	6,119	9	440
Net Assets:
Beginning of Period	30,538	24,419	1,266	826

End of Period	$35,722	$30,538	$1,275	$1,266

Units issued during the period	537	606	238	337
Units redeemed during the period	(636)	(861)	(323)	(245)

Net units issued (redeemed) during period	(99)	(255)	(85)	92

	Aggressive Growth Stock Division		International Growth Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	($35)	($96)	$2	$1
Net realized gains (losses)	(1,702)	(3,382)	57	11
Net change in unrealized appreciation (depreciation)	6,225	14,017	39	38

Net increase (decrease) in net assets resulting from operations	4,488	10,539	98	50

Contract Transactions:
Contract owners’ net payments	6,055	7,345	53	52
Annuity payments	(2)	(1)	—	—
Surrenders and other (net)	(7,368)	(10,090)	(56)	(49)
Transfers from other divisions or sponsor	1,121	1,534	338	327
Transfers to other divisions or sponsor	(7,096)	(4,790)	(121)	(72)

Net increase (decrease) in net assets resulting from contract transactions	(7,290)	(6,002)	214	258

Net increase (decrease) in net assets	(2,802)	4,537	312	308
Net Assets:
Beginning of Period	83,559	79,022	454	146

End of Period	$80,757	$83,559	$766	$454

Units issued during the period	488	504	239	243
Units redeemed during the period	(934)	(1,222)	(63)	(92)

Net units issued (redeemed) during period	(446)	(718)	176	151

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Franklin Templeton International Equity Division		AllianceBernstein Mid Cap Value Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$1,073	$844	($1)	$1
Net realized gains (losses)	1,490	190	31	24
Net change in unrealized appreciation (depreciation)	4,488	8,456	(4)	25

Net increase (decrease) in net assets resulting from operations	7,051	9,490	26	50

Contract Transactions:
Contract owners’ net payments	6,080	5,908	62	47
Annuity payments	(2)	(2)	—	—
Surrenders and other (net)	(4,854)	(4,987)	(26)	(3)
Transfers from other divisions or sponsor	4,488	4,012	166	93
Transfers to other divisions or sponsor	(3,956)	(2,461)	(63)	(30)

Net increase (decrease) in net assets resulting from contract transactions	1,756	2,470	139	107

Net increase (decrease) in net assets	8,807	11,960	165	157

Net Assets:
Beginning of Period	59,842	47,882	386	229

End of Period	$68,649	$59,842	$551	$386

Units issued during the period	4,319	4,380	144	99
Units redeemed during the period	(3,761)	(3,498)	(56)	(26)

Net units issued (redeemed) during period	558	882	88	73

	Index 400 Stock Division		Janus Capital Appreciation Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$210	$144	($4)	($2)
Net realized gains (losses)	2,465	613	37	2
Net change in unrealized appreciation (depreciation)	812	2,971	57	55

Net increase (decrease) in net assets resulting from operations	3,487	3,728	90	55

Contract Transactions:
Contract owners’ net payments	4,374	5,852	107	31
Annuity payments	(3)	(2)	0	0
Surrenders and other (net)	(3,252)	(3,386)	(12)	(4)
Transfers from other divisions or sponsor	2,821	2,487	333	131
Transfers to other divisions or sponsor	(2,192)	(1,360)	(33)	(26)

Net increase (decrease) in net assets resulting from contract transactions	1,748	3,591	395	132

Net increase (decrease) in net assets	5,235	7,319	485	187

Net Assets:
Beginning of Period	27,717	20,398	421	234

End of Period	$32,952	$27,717	$906	$421

Units issued during the period	674	1,004	288	125
Units redeemed during the period	(827)	(863)	(31)	(24)

Net units issued (redeemed) during period	(153)	141	257	101

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Large Cap Core Stock Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$233	$130	$218	$130
Net realized gains (losses)	(617)	(1,352)	(639)	(1,201)
Net change in unrealized appreciation (depreciation)	2,295	2,737	2,013	2,370

Net increase (decrease) in net assets resulting from operations	1,911	1,515	1,592	1,299

Contract Transactions:
Contract owners’ net payments	2,838	3,196	2,657	2,458
Annuity payments	(3)	(3)	—	—
Surrenders and other (net)	(2,959)	(4,333)	(2,324)	(2,644)
Transfers from other divisions or sponsor	1,944	1,546	3,025	1,853
Transfers to other divisions or sponsor	(2,535)	(1,745)	(2,121)	(1,766)

Net increase (decrease) in net assets resulting from contract transactions	(715)	(1,339)	1,237	(99)

Net increase (decrease) in net assets	1,196	176	2,829	1,200

Net Assets:
Beginning of Period	25,558	25,382	17,959	16,759

End of Period	$26,754	$25,558	$20,788	$17,959

Units issued during the period	484	623	827	656
Units redeemed during the period	(662)	(1,203)	(821)	(1,264)

Net units issued (redeemed) during period	(178)	(580)	6	(608)

	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$5	$7	$1	$1
Net realized gains (losses)	315	39	21	27
Net change in unrealized appreciation (depreciation)	(222)	174	(19)	6

Net increase (decrease) in net assets resulting from operations	98	220	3	34

Contract Transactions:
Contract owners’ net payments	119	169	37	45
Annuity payments	—	—	—	—
Surrenders and other (net)	(158)	(190)	(125)	(51)
Transfers from other divisions or sponsor	275	551	44	241
Transfers to other divisions or sponsor	(647)	(309)	(65)	(121)

Net increase (decrease) in net assets resulting from contract transactions	(411)	221	(109)	114

Net increase (decrease) in net assets	(313)	441	(106)	148

Net Assets:
Beginning of Period	1,676	1,235	292	144

End of Period	$1,363	$1,676	$186	$292

Units issued during the period	394	609	80	215
Units redeemed during the period	(739)	(363)	(161)	(145)

Net units issued (redeemed) during period	(345)	246	(81)	70

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Asset Allocation Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$1,488	$1,066	$12	($11)
Net realized gains (losses)	2,261	1,102	82	22
Net change in unrealized appreciation (depreciation)	321	6,996	12	124

Net increase (decrease) in net assets resulting from operations	4,070	9,164	106	135

Contract Transactions:
Contract owners’ net payments	6,533	8,443	185	289
Annuity payments	(5)	(4)	(14)	(14)
Surrenders and other (net)	(9,238)	(10,310)	(146)	(66)
Transfers from other divisions or sponsor	2,383	2,757	194	283
Transfers to other divisions or sponsor	(6,374)	(4,669)	(158)	(182)

Net increase (decrease) in net assets resulting from contract transactions	(6,701)	(3,783)	61	310

Net increase (decrease) in net assets	(2,631)	5,381	167	445
Net Assets:
Beginning of Period	94,704	89,323	1,704	1,259

End of Period	$92,073	$94,704	$1,871	$1,704

Units issued during the period	877	931	343	361
Units redeemed during the period	(1,636)	(1,534)	(278)	(180)

Net units issued (redeemed) during period	(759)	(603)	65	181

	Balanced Division		High Yield Bond Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$1,752	$1,736	$442	$416
Net realized gains (losses)	616	2,123	157	218
Net change in unrealized appreciation (depreciation)	(49)	1,742	(521)	96

Net increase (decrease) in net assets resulting from operations	2,319	5,601	78	730

Contract Transactions:
Contract owners’ net payments	5,198	5,323	802	976
Annuity payments	(32)	(27)	(2)	(1)
Surrenders and other (net)	(10,627)	(11,022)	(608)	(971)
Transfers from other divisions or sponsor	2,234	4,413	817	1,109
Transfers to other divisions or sponsor	(4,423)	(5,275)	(1,045)	(1,366)

Net increase (decrease) in net assets resulting from contract transactions	(7,650)	(6,588)	(36)	(253)

Net increase (decrease) in net assets	(5,331)	(987)	42	477
Net Assets:
Beginning of Period	77,040	78,027	6,683	6,206

End of Period	$71,709	$77,040	$6,725	$6,683

Units issued during the period	1,163	891	248	282
Units redeemed during the period	(1,217)	(1,484)	(371)	(375)

Net units issued (redeemed) during period	(54)	(593)	(123)	(93)

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Money Market Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$542	$654	$67	$16
Net realized gains (losses)	20	687	—	—
Net change in unrealized appreciation (depreciation)	(260)	(624)	—	—

Net increase (decrease) in net assets resulting from operations	302	717	67	16

Contract Transactions:
Contract owners’ net payments	1,932	1,751	1,217	2,030
Annuity payments	(7)	(6)	(1)	(1)
Surrenders and other (net)	(1,931)	(2,819)	(3,301)	(2,948)
Transfers from other divisions or sponsor	1,269	1,789	2,671	1,876
Transfers to other divisions or sponsor	(1,907)	(3,307)	(1,703)	(3,047)

Net increase (decrease) in net assets resulting from contract transactions	(644)	(2,592)	(1,117)	(2,090)

Net increase (decrease) in net assets	(342)	(1,875)	(1,050)	(2,074)
Net Assets:
Beginning of Period	16,573	18,448	4,097	6,171

End of Period	$16,231	$16,573	$3,047	$4,097

Units issued during the period	428	307	2,113	1,583
Units redeemed during the period	(572)	(476)	(2,598)	(2,427)

Net units issued (redeemed) during period	(144)	(169)	(485)	(844)

	Fidelity VIP Mid Cap Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	($5)	($4)	$6	($2)
Net realized gains (losses)	38	55	(42)	19
Net change in unrealized appreciation (depreciation)	57	22	130	130

Net increase (decrease) in net assets resulting from operations	90	73	94	147

Contract Transactions:
Contract owners’ net payments	120	72	182	242
Annuity payments	0	0	0	0
Surrenders and other (net)	(34)	(8)	(141)	(36)
Transfers from other divisions or sponsor	335	165	327	618
Transfers to other divisions or sponsor	(122)	(272)	(236)	(247)

Net increase (decrease) in net assets resulting from contract transactions	299	(43)	132	577

Net increase (decrease) in net assets	389	30	226	724
Net Assets:
Beginning of Period	407	377	1,811	1,087

End of Period	$796	$407	$2,037	$1,811

Units issued during the period	201	116	524	923
Units redeemed during the period	(62)	(187)	(384)	(172)

Net units issued (redeemed) during period	139	(71)	140	751

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non- U.S. Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	($8)	($9)	$10	$14
Net realized gains (losses)	139	51	78	(71)
Net change in unrealized appreciation (depreciation)	(80)	72	92	259

Net increase (decrease) in net assets resulting from operations	51	114	180	202

Contract Transactions:
Contract owners’ net payments	74	142	116	169
Annuity payments	—	—	—	—
Surrenders and other (net)	(106)	(216)	(69)	(303)
Transfers from other divisions or sponsor	44	200	263	254
Transfers to other divisions or sponsor	(197)	(169)	(381)	(42)

Net increase (decrease) in net assets resulting from contract transactions	(185)	(43)	(71)	78

Net increase (decrease) in net assets	(134)	71	109	280
Net Assets:
Beginning of Period	982	911	1,429	1,149

End of Period	$848	$982	$1,538	$1,429

Units issued during the period	97	265	330	426
Units redeemed during the period	(221)	(301)	(391)	(346)

Net units issued (redeemed) during period	(124)	(36)	(61)	80

	Russell Core Bond Division		Russell Real Estate Securities Division
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$40	$16	$679	$477
Net realized gains (losses)	12	25	6,090	2,731
Net change in unrealized appreciation (depreciation)	(37)	(4)	(2,548)	3,380

Net increase (decrease) in net assets resulting from operations	15	37	4,221	6,588

Contract Transactions:
Contract owners’ net payments	136	223	7,014	5,715
Annuity payments	—	—	(3)	(2)
Surrenders and other (net)	(69)	(46)	(13,988)	(2,940)
Transfers from other divisions or sponsor	377	561	11,960	6,627
Transfers to other divisions or sponsor	(262)	(275)	(2,214)	(2,353)

Net increase (decrease) in net assets resulting from contract transactions	182	463	2,769	7,047

Net increase (decrease) in net assets	197	500	6,990	13,635
Net Assets:
Beginning of Period	1,395	895	28,668	15,033

End of Period	$1,592	$1,395	$35,658	$28,668

Units issued during the period	377	590	1,403	1,069
Units redeemed during the period	(242)	(235)	(1,362)	(654)

Net units issued (redeemed) during period	135	355	41	415

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2005

1.	Organization

NML Variable Annuity Account C (the “Account”) is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments and Simplified Load contracts with an installment fee of $750.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2.	Significant Accounting Policies

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

The shares are valued at the Funds’ offering and redemption prices per share. Transactions in Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%.

Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2005

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2005 by each Division are shown as follows: (in thousands)

Division	Purchases	Sales
Small Cap Growth Stock	$6,040	$3,888
T. Rowe Price Small Cap Value	342	390
Aggressive Growth Stock	7,813	15,141
International Growth	322	73
Franklin Templeton International Equity	9,055	6,224
AllianceBernstein Mid Cap Value	192	26
Index 400 Stock	7,536	4,178
Janus Capital Appreciation	428	13
Growth Stock	4,029	4,509
Large Cap Core Stock	4,706	3,252
Capital Guardian Domestic Equity	319	626
T. Rowe Price Equity Income	78	178
Index 500 Stock	11,818	15,423
Asset Allocation	271	171
Balanced	10,203	15,031
High Yield Bond	1,475	1,071
Select Bond	3,143	3,143
Money Market	3,004	4,053
Fidelity VIP Mid Cap	343	43
Russell Multi-Style Equity	319	182
Russell Aggressive Equity	170	279
Russell Non-U.S.	146	206
Russell Core Bond	305	70
Russell Real Estate Securities	25,632	19,172

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or between April 30, 1984 and December 31, 1991, there is no deduction for mortality and expense risks.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 0.5% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 0.75% annual rate.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1.5% annual rates, respectively.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2005

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (3)
Small Cap Growth Stock
Year Ended 12/31/05	1,753	$2.521099	to	$27.401692	$35,722	0.00%	0.00%	to	1.25%	9.81%	to	11.18%
Year Ended 12/31/04	1,852	$2.295965	to	$24.646196	$30,538	0.00%	0.00%	to	1.25%	17.32%	to	18.80%
Year Ended 12/31/03	2,107	$1.956937	to	$20.745671	$24,419	0.00%	0.00%	to	1.25%	31.41%	to	33.06%
Year Ended 12/31/02	1,942	$1.489185	to	$15.591407	$16,886	0.16%	0.00%	to	1.25%	(19.44%)	to	(18.42%)
Year Ended 12/31/01	2,309	$1.848493	to	$19.112629	$21,098	0.01%	0.00%	to	1.25%	(4.97%)	to	(3.76%)
T. Rowe Price Small Cap Value (1)
Year Ended 12/31/05	596	$1.641244	to	$17.342719	$1,275	0.33%	0.00%	to	1.25%	5.89%	to	7.21%
Year Ended 12/31/04	681	$1.549988	to	$16.175980	$1,266	0.21%	0.00%	to	1.25%	23.02%	to	24.57%
Year Ended 12/31/03	589	$1.259912	to	$12.985287	$826	0.00%	0.00%	to	1.25%	33.48%	to	35.15%
Year Ended 12/31/02	432	$0.943905	to	$9.607906	$454	0.49%	0.00%	to	1.25%	(6.75%)	to	(5.58%)
Year Ended 12/31/01	149	$1.012260	to	$10.175772	$165	0.38%	0.00%	to	1.25%	1.23%	to	1.76%
Aggressive Growth Stock
Year Ended 12/31/05	2,807	$3.499067	to	$58.106257	$80,757	0.05%	0.00%	to	1.25%	4.82%	to	6.14%
Year Ended 12/31/04	3,253	$3.318231	to	$54.747494	$83,559	0.00%	0.00%	to	1.25%	12.80%	to	14.22%
Year Ended 12/31/03	3,970	$2.924175	to	$47.932675	$79,022	0.00%	0.00%	to	1.25%	23.15%	to	24.69%
Year Ended 12/31/02	5,407	$2.360410	to	$38.441232	$71,654	0.10%	0.00%	to	1.25%	(22.13%)	to	(21.15%)
Year Ended 12/31/01	8,261	$3.013165	to	$48.753408	$112,232	0.11%	0.00%	to	1.25%	(20.88%)	to	(19.87%)
International Growth Stock (1)
Year Ended 12/31/05	447	$1.498861	to	$15.838526	$766	1.19%	0.00%	to	1.25%	16.54%	to	18.00%
Year Ended 12/31/04	271	$1.286123	to	$13.422496	$454	1.15%	0.00%	to	1.25%	20.08%	to	21.59%
Year Ended 12/31/03	120	$1.071062	to	$11.039080	$146	1.79%	0.00%	to	1.25%	37.27%	to	38.99%
Year Ended 12/31/02	59	$0.780276	to	$7.942434	$59	0.27%	0.00%	to	1.25%	(13.42%)	to	(12.34%)
Year Ended 12/31/01	26	$0.901258	to	$9.060000	$38	0.00%	0.00%	to	1.25%	(9.87%)	to	(9.40%)
Franklin Templeton International Equity
Year Ended 12/31/05	21,051	$2.808145	to	$3.289423	$68,649	1.76%	0.00%	to	1.25%	10.14%	to	11.52%
Year Ended 12/31/04	20,493	$2.549602	to	$2.949634	$59,842	1.70%	0.00%	to	1.25%	17.85%	to	19.33%
Year Ended 12/31/03	19,611	$2.163493	to	$2.471833	$47,882	1.64%	0.00%	to	1.25%	38.72%	to	40.46%
Year Ended 12/31/02	20,167	$1.559571	to	$1.759773	$35,008	2.11%	0.00%	to	1.25%	(18.43%)	to	(17.40%)
Year Ended 12/31/01	23,382	$1.911919	to	$2.130553	$48,902	1.81%	0.00%	to	1.25%	(15.07%)	to	(14.00%)
AllianceBernstein Mid Cap Value (2)
Year Ended 12/31/05	332	$1.611849	to	$16.663892	$551	0.60%	0.00%	to	1.25%	4.15%	to	5.46%
Year Ended 12/31/04	244	$1.547558	to	$15.801473	$386	1.03%	0.00%	to	1.25%	17.19%	to	18.67%
Year Ended 12/31/03	172	$1.320512	to	$13.315544	$229	1.22%	0.00%	to	1.25%	32.05%	to	33.16%
Year Ended 12/31/02	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/01	n/a		n/a		n/a	n/a		n/a			n/a
Index 400 Stock
Year Ended 12/31/05	2,432	$1.822214	to	$19.805364	$32,952	0.77%	0.00%	to	1.25%	10.98%	to	12.37%
Year Ended 12/31/04	2,585	$1.641894	to	$17.624859	$27,717	0.66%	0.00%	to	1.25%	14.82%	to	16.26%
Year Ended 12/31/03	2,444	$1.429987	to	$15.159273	$20,398	0.71%	0.00%	to	1.25%	33.34%	to	35.01%
Year Ended 12/31/02	2,495	$1.072428	to	$11.227976	$14,521	0.84%	0.00%	to	1.25%	(15.60%)	to	(14.54%)
Year Ended 12/31/01	2,621	$1.270690	to	$13.138452	$16,849	0.01%	0.00%	to	1.25%	(1.90%)	to	(0.65%)
Janus Capital Appreciation (2)
Year Ended 12/31/05	554	$1.623859	to	$16.788069	$906	0.19%	0.00%	to	1.25%	15.55%	to	17.00%
Year Ended 12/31/04	297	$1.405312	to	$14.349081	$421	0.14%	0.00%	to	1.25%	18.19%	to	19.67%
Year Ended 12/31/03	196	$1.189063	to	$11.990097	$234	0.13%	0.00%	to	1.25%	18.91%	to	19.90%
Year Ended 12/31/02	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/01	n/a		n/a		n/a	n/a		n/a			n/a
Growth Stock
Year Ended 12/31/05	2,143	$2.529872	to	$29.265983	$26,754	1.04%	0.00%	to	1.25%	6.38%	to	7.71%
Year Ended 12/31/04	2,321	$2.378175	to	$27.170823	$25,558	0.70%	0.00%	to	1.25%	5.34%	to	6.67%
Year Ended 12/31/03	2,901	$2.257547	to	$25.471804	$25,382	0.80%	0.00%	to	1.25%	17.47%	to	18.94%
Year Ended 12/31/02	3,217	$1.921805	to	$21.414901	$22,261	1.20%	0.00%	to	1.25%	(21.81%)	to	(20.83%)
Year Ended 12/31/01	4,357	$2.458020	to	$27.049526	$33,016	0.79%	0.00%	to	1.25%	(15.29%)	to	(14.22%)

(1)	Division commenced operations on July 31, 2001.

(2)	Division commenced operations on May 1, 2003.

(3)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2005

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (3)
Large Cap Core Stock
Year Ended 12/31/05	1,943	$2.102957	to	$24.327323	$20,788	1.27%	0.00%	to	1.25%	7.12%	to	8.46%
Year Ended 12/31/04	1,937	$1.963264	to	$22.430441	$17,959	0.95%	0.00%	to	1.25%	6.82%	to	8.16%
Year Ended 12/31/03	2,546	$1.837972	to	$20.737771	$16,759	0.92%	0.00%	to	1.25%	22.51%	to	24.05%
Year Ended 12/31/02	3,596	$1.500218	to	$16.717038	$13,871	0.97%	0.00%	to	1.25%	(29.09%)	to	(28.20%)
Year Ended 12/31/01	5,367	$2.115675	to	$23.281928	$25,473	0.79%	0.00%	to	1.25%	(8.92%)	to	(7.77%)
Capital Guardian Domestic Equity (1)
Year Ended 12/31/05	1,012	$1.237056	to	$13.072390	$1,363	1.34%	0.00%	to	1.25%	6.71%	to	8.04%
Year Ended 12/31/04	1,357	$1.159280	to	$12.099054	$1,676	1.48%	0.00%	to	1.25%	15.40%	to	16.85%
Year Ended 12/31/03	1,111	$1.004585	to	$10.354264	$1,235	1.96%	0.00%	to	1.25%	32.74%	to	34.41%
Year Ended 12/31/02	693	$0.756787	to	$7.703469	$584	2.12%	0.00%	to	1.25%	(22.22%)	to	(21.24%)
Year Ended 12/31/01	188	$0.973004	to	$9.781208	$211	0.71%	0.00%	to	1.25%	(2.70%)	to	(2.19%)
T. Rowe Price Equity Income (2)
Year Ended 12/31/05	106	$1.434821	to	$14.833915	$186	1.44%	0.00%	to	1.25%	2.90%	to	4.19%
Year Ended 12/31/04	187	$1.394433	to	$14.237970	$292	1.39%	0.00%	to	1.25%	13.73%	to	15.16%
Year Ended 12/31/03	117	$1.226098	to	$12.363579	$144	3.03%	0.00%	to	1.25%	22.61%	to	23.64%
Year Ended 12/31/02	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/01	n/a		n/a		n/a	n/a		n/a			n/a
Index 500 Stock
Year Ended 12/31/05	3,964	$3.533871	to	$52.479807	$92,073	1.75%	0.00%	to	1.25%	3.43%	to	4.72%
Year Ended 12/31/04	4,723	$3.396371	to	$50.112283	$94,704	1.32%	0.00%	to	1.25%	9.32%	to	10.70%
Year Ended 12/31/03	5,326	$3.088134	to	$45.268617	$89,323	1.46%	0.00%	to	1.25%	26.84%	to	28.43%
Year Ended 12/31/02	7,097	$2.420098	to	$35.246385	$77,838	1.44%	0.00%	to	1.25%	(23.04%)	to	(22.07%)
Year Ended 12/31/01	10,764	$3.125796	to	$45.228886	$131,489	1.31%	0.00%	to	1.25%	(12.98%)	to	(11.88%)
Asset Allocation (1)
Year Ended 12/31/05	1,025	$1.180583	to	$12.475450	$1,871	1.41%	0.00%	to	1.25%	5.67%	to	6.99%
Year Ended 12/31/04	960	$1.117219	to	$11.659896	$1,704	0.00%	0.00%	to	1.25%	8.65%	to	10.02%
Year Ended 12/31/03	779	$1.028260	to	$10.598020	$1,259	1.72%	0.00%	to	1.25%	19.13%	to	20.63%
Year Ended 12/31/02	1,364	$0.863125	to	$8.785751	$1,490	2.61%	0.00%	to	1.25%	(11.37%)	to	(10.26%)
Year Ended 12/31/01	19	$0.973862	to	$9.789803	$46	0.72%	0.00%	to	1.25%	(2.61%)	to	(2.10%)
Balanced
Year Ended 12/31/05	3,803	$2.857685	to	$111.421574	$71,709	2.66%	0.00%	to	1.25%	2.31%	to	3.59%
Year Ended 12/31/04	3,857	$2.776467	to	$107.555819	$77,040	2.55%	0.00%	to	1.25%	6.55%	to	7.89%
Year Ended 12/31/03	4,451	$2.590151	to	$99.686821	$78,027	3.21%	0.00%	to	1.25%	16.53%	to	17.99%
Year Ended 12/31/02	6,024	$2.209502	to	$84.486469	$82,224	4.05%	0.00%	to	1.25%	(8.68%)	to	(7.54%)
Year Ended 12/31/01	8,748	$2.405185	to	$91.372736	$115,972	4.21%	0.00%	to	1.25%	(4.36%)	to	(3.15%)
High Yield Bond
Year Ended 12/31/05	820	$2.024344	to	$23.417544	$6,725	6.73%	0.00%	to	1.25%	0.14%	to	1.39%
Year Ended 12/31/04	943	$2.021608	to	$23.096633	$6,683	6.94%	0.00%	to	1.25%	11.36%	to	12.76%
Year Ended 12/31/03	1,036	$1.815388	to	$20.482734	$6,206	0.21%	0.00%	to	1.25%	27.46%	to	29.06%
Year Ended 12/31/02	931	$1.424293	to	$15.870922	$3,894	10.23%	0.00%	to	1.25%	(4.10%)	to	(2.89%)
Year Ended 12/31/01	1,293	$1.485164	to	$16.343831	$4,583	10.11%	0.00%	to	1.25%	3.72%	to	5.03%
Select Bond
Year Ended 12/31/05	914	$2.308631	to	$136.984725	$16,231	3.57%	0.00%	to	1.25%	0.95%	to	2.22%
Year Ended 12/31/04	1,058	$2.273220	to	$134.012491	$16,573	4.24%	0.00%	to	1.25%	3.44%	to	4.75%
Year Ended 12/31/03	1,226	$2.184385	to	$127.939507	$18,448	3.86%	0.00%	to	1.25%	4.18%	to	5.49%
Year Ended 12/31/02	1,398	$2.084184	to	$121.279762	$19,561	4.77%	0.00%	to	1.25%	10.70%	to	12.09%
Year Ended 12/31/01	1,547	$1.871532	to	$108.200259	$17,379	5.60%	0.00%	to	1.25%	8.99%	to	10.37%
Money Market
Year Ended 12/31/05	1,210	$1.560248	to	$36.095241	$3,047	2.96%	0.00%	to	1.25%	1.71%	to	2.98%
Year Ended 12/31/04	1,695	$1.524874	to	$35.049174	$4,097	1.42%	0.00%	to	1.25%	0.17%	to	1.43%
Year Ended 12/31/03	2,539	$1.513153	to	$34.553668	$6,171	1.29%	0.00%	to	1.25%	(0.02%)	to	1.23%
Year Ended 12/31/02	4,840	$1.504462	to	$34.132616	$10,973	1.66%	0.00%	to	1.25%	0.39%	to	1.65%
Year Ended 12/31/01	5,757	$1.489628	to	$33.577318	$15,185	7.64%	0.00%	to	1.25%	2.62%	to	3.92%
Fidelity VIP Mid Cap (2)
Year Ended 12/31/05	337	$2.001683	to	$20.694231	$796	0.00%	0.00%	to	1.25%	16.56%	to	18.02%
Year Ended 12/31/04	198	$1.717354	to	$17.535222	$407	0.00%	0.00%	to	1.25%	23.11%	to	24.66%
Year Ended 12/31/03	269	$1.395022	to	$14.066904	$377	0.00%	0.00%	to	1.25%	39.50%	to	40.67%
Year Ended 12/31/02	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/01	n/a		n/a		n/a	n/a		n/a			n/a

(1)	Division commenced operations on July 31, 2001.

(2)	Division commenced operations on May 1, 2003.

(3)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2005

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (3)
Russell Multi-Style Equity
Year Ended 12/31/05	2,076	$0.868789	to	$9.442962	$2,037	1.07%	0.00%	to	1.25%	5.94%	to	7.27%
Year Ended 12/31/04	1,936	$0.820050	to	$8.802993	$1,811	0.67%	0.00%	to	1.25%	8.44%	to	9.81%
Year Ended 12/31/03	1,185	$0.756197	to	$8.016570	$1,087	0.70%	0.00%	to	1.25%	27.26%	to	28.86%
Year Ended 12/31/02	1,177	$0.594202	to	$6.221208	$751	0.62%	0.00%	to	1.25%	(24.14%)	to	(23.19%)
Year Ended 12/31/01	1,556	$0.783335	to	$8.099453	$1,403	0.46%	0.00%	to	1.25%	(15.28%)	to	(14.21%)
Russell Aggressive Equity
Year Ended 12/31/05	590	$1.423377	to	$15.470599	$848	0.18%	0.00%	to	1.25%	5.04%	to	6.36%
Year Ended 12/31/04	714	$1.355022	to	$14.545498	$982	0.17%	0.00%	to	1.25%	13.30%	to	14.73%
Year Ended 12/31/03	749	$1.195908	to	$12.677885	$911	0.11%	0.00%	to	1.25%	43.79%	to	45.60%
Year Ended 12/31/02	622	$0.831686	to	$8.707578	$527	0.00%	0.00%	to	1.25%	(20.06%)	to	(19.06%)
Year Ended 12/31/01	671	$1.040412	to	$10.757522	$710	0.11%	0.00%	to	1.25%	(3.58%)	to	(2.36%)
Russell Non-U.S.
Year Ended 12/31/05	1,216	$1.218592	to	$13.244730	$1,538	1.58%	0.00%	to	1.25%	12.28%	to	13.69%
Year Ended 12/31/04	1,277	$1.085315	to	$11.650240	$1,429	2.09%	0.00%	to	1.25%	16.83%	to	18.30%
Year Ended 12/31/03	1,196	$0.928976	to	$9.848016	$1,149	3.46%	0.00%	to	1.25%	37.07%	to	38.79%
Year Ended 12/31/02	747	$0.677755	to	$7.095865	$527	1.62%	0.00%	to	1.25%	(16.20%)	to	(15.15%)
Year Ended 12/31/01	800	$0.808779	to	$8.362558	$672	0.59%	0.00%	to	1.25%	(23.00%)	to	(22.03%)
Russell Core Bond
Year Ended 12/31/05	1,169	$1.329349	to	$14.448349	$1,592	3.61%	0.00%	to	1.25%	0.75%	to	2.01%
Year Ended 12/31/04	1,034	$1.319453	to	$14.163304	$1,395	2.45%	0.00%	to	1.25%	3.36%	to	4.66%
Year Ended 12/31/03	680	$1.276523	to	$13.532112	$895	3.52%	0.00%	to	1.25%	4.83%	to	6.15%
Year Ended 12/31/02	653	$1.217720	to	$12.748590	$803	2.91%	0.00%	to	1.25%	7.49%	to	8.84%
Year Ended 12/31/01	695	$1.132872	to	$11.713217	$793	6.24%	0.00%	to	1.25%	6.07%	to	7.41%
Russell Real Estate Securities
Year Ended 12/31/05	2,089	$2.540501	to	$27.611672	$35,658	2.13%	0.00%	to	1.25%	11.56%	to	12.96%
Year Ended 12/31/04	2,048	$2.277262	to	$24.444468	$28,668	2.32%	0.00%	to	1.25%	33.20%	to	34.87%
Year Ended 12/31/03	1,633	$1.709672	to	$18.123797	$15,033	5.38%	0.00%	to	1.25%	35.51%	to	37.21%
Year Ended 12/31/02	1,498	$1.261665	to	$13.208871	$9,566	5.22%	0.00%	to	1.25%	2.51%	to	3.80%
Year Ended 12/31/01	1,064	$1.230726	to	$12.725061	$6,600	5.28%	0.00%	to	1.25%	6.49%	to	7.84%

(1)	Division commenced operations on July 31, 2001.

(2)	Division commenced operations on May 1, 2003.

(3)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account C and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Division, Franklin Templeton International Equity Division, AllianceBernstein Mid Cap Value Division, Index 400 Stock Division, Janus Capital Appreciation Division, Growth Stock Division, Large Cap Core Stock Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2005 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
Milwaukee, Wisconsin
February 7, 2006

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2005	2004
Assets:
Bonds	$65,899	$60,930
Common and preferred stocks	8,120	7,414
Mortgage loans	18,118	17,240
Real estate	1,620	1,619
Policy loans	10,265	9,750
Other investments	6,935	5,774
Cash and temporary investments	2,124	2,949

Total investments	113,081	105,676
Due and accrued investment income	1,183	1,133
Net deferred tax assets	1,057	936
Deferred premium and other assets	1,983	1,894
Separate account assets	15,753	14,318

Total assets	$133,057	$123,957

Liabilities and Surplus:
Reserves for policy benefits	$94,144	$87,588
Policyowner dividends payable	4,270	3,910
Interest maintenance reserve	839	943
Asset valuation reserve	2,529	2,556
Income taxes payable	593	665
Other liabilities	4,548	5,043
Separate account liabilities	15,753	14,318

Total liabilities	122,676	115,023
Surplus	10,381	8,934

Total liabilities and surplus	$133,057	$123,957

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,
	2005	2004	2003
Revenue:
Premiums	$11,363	$10,682	$10,307
Net investment income	6,543	6,117	5,737
Other income	494	511	501

Total revenue	18,400	17,310	16,545

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	4,577	4,487	4,079
Net additions to policy benefit reserves	6,445	6,181	6,260
Net transfers to separate accounts	664	422	288

Total benefits	11,686	11,090	10,627
Commissions and operating expenses	1,774	1,741	1,690

Total benefits and expenses	13,460	12,831	12,317

Gain from operations before dividends and taxes	4,940	4,479	4,228
Policyowner dividends	4,269	3,880	3,765

Gain from operations before taxes	671	599	463
Income tax expense (benefit)	57	(124)	(90)

Net gain from operations	614	723	553
Net realized capital gains	310	94	139

Net income	$924	$817	$692

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2005	2004	2003
Beginning of year balance	$8,934	$7,547	$7,217
Net income	924	817	692
Change in net unrealized capital gains	343	645	1,171
Change in net deferred income tax	237	28	(137)
Change in nonadmitted assets and other	(84)	(115)	(96)
Change in asset valuation reserve	27	12	(1,300)

Net increase in surplus	1,447	1,387	330

End of year balance	$10,381	$8,934	$7,547

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Premiums and other income received	$8,074	$7,584	$6,984
Investment income received	6,347	5,999	5,727
Disbursement of policy loans, net of repayments	(515)	(199)	(254)
Benefit payments to policyowners and beneficiaries	(4,794)	(4,650)	(4,312)
Net transfers to separate accounts	(657)	(418)	(284)
Commissions, expenses and taxes paid	(2,000)	(1,900)	(1,637)

Net cash provided by operating activities	6,455	6,416	6,224

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	72,406	47,537	75,838
Common and preferred stocks	3,969	3,300	2,392
Mortgage loans	2,585	1,867	1,843
Real estate	120	109	356
Other investments	1,389	1,258	1,047

	80,469	54,071	81,476

Cost of investments acquired:
Bonds	77,345	52,323	79,994
Common and preferred stocks	3,896	3,150	2,708
Mortgage loans	3,464	2,670	2,534
Real estate	261	259	191
Other investments	2,661	1,757	1,387

	87,627	60,159	86,814

Net cash applied to investing activities	(7,158)	(6,088)	(5,338)

Cash flows from financing and miscellaneous sources:
Net inflows on deposit-type contracts	52	32	142
Other cash applied	(174)	(5)	(248)

Net cash provided by (applied to) financing and other activities:	(122)	27	(106)

Net increase (decrease) in cash and temporary investments	(825)	355	780
Cash and temporary investments, beginning of year	2,949	2,594	1,814

Cash and temporary investments, end of year	$2,124	$2,949	$2,594

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

1.	Basis of Presentation and Changes in Accounting Principles

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business and estate markets.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”). See Notes 3 and 12. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	New Accounting and Reporting Pronouncements

Following is a summary of new statutory basis accounting or disclosure requirements that were adopted by the Company for the first time during 2005.

Investments in Subsidiary, Controlled and Affiliated Entities

Statement of Statutory Accounting Principles No. 88 requires that the Company’s equity method investments in any non-insurance subsidiary, controlled or affiliated entity (“SCA”) be supported by audited GAAP financial statements of the SCA. Any equity method investment in an SCA that is not supported by audited GAAP financial statements must be nonadmitted and thereby excluded from reported assets and surplus. Prior to the adoption of this new guidance, the GAAP financial statements on which equity method investments in SCAs were based were not required to be audited. As required by the new guidance, this change was adopted prospectively beginning in 2005.

In preparation for adoption of the new guidance, the Company made capital contributions during 2005 of its investment interest in certain unaudited SCAs to another wholly-owned subsidiary for which audited GAAP financial statements are prepared annually. The aggregate equity method statement value and fair value of the investment interests transferred were $987 million and $1.3 billion, respectively. These capital contributions were made at statement value, and no capital gain or loss was reported as a result of these transfers.

At December 31, 2005, the equity method statement value of the SCA investments transferred continue to be admitted in the reported value of the Company’s investment assets and surplus. Certain other SCA investments with an aggregate equity method statement value of $85 million did not meet the requirements of the new guidance and were nonadmitted at December 31, 2005.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

This increase in nonadmitted assets is included as a direct reduction of surplus in the consolidated statement of changes in surplus for the year ended December 31, 2005.

Impact of Medicare Modernization Act on Postretirement Benefits

Statutory Accounting Principles Interpretation No. 04-17 requires the Company to evaluate the impact of Medicare Prescription Drug Improvement and Modernization Act of 2003 (“the Act”) on its liability for postretirement health benefits. The Act introduces a voluntary prescription drug benefit under Medicare Part D, effective January 1, 2006. Under the Act, employers can receive subsidy payments from the federal government if they provide equivalent drug benefits to qualified plan participants who do not elect to enroll in Medicare Part D.

The Company has determined that the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan’s projected benefit obligation was reduced by $22 million upon the adoption of this new guidance on January 1, 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over a period of up to 18 years, the average remaining years of service for active plan participants. For the year ended December 31, 2005, this amortization reduced net periodic postretirement cost by $3 million. See Note 9.

Pension and Postretirement Benefit Disclosures

Statutory Accounting Principles Working Group Issue No. 2005-1 requires that certain additional disclosures be made regarding the Company’s pension and postretirement benefits provided to employees and financial representatives. These additional disclosures include a summary of plan investment assets, a description of the related investment policy, expected plan contributions to be made by the Company during the upcoming fiscal year and an estimate of the benefits to be paid to plan participants over the next ten years. See Note 9.

Other Than Temporary Declines in the Value of Investments

Statutory Accounting Principles Interpretation No. 02-07 requires that a decline in the value of an investment security due to an increase in market interest rates be recognized as other-than-temporary only if management has the intent to sell the security as of the reporting date. This interpretation has been incorporated into the Company’s impairment policy but did not have a material effect on the impairments recognized in 2005.

3.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods then ended. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 4 and 15 regarding the reported statement value and estimated fair value of the Company’s investments in bonds, common and preferred stocks, mortgage loans and real estate.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Policy Loans

Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

Other Investments

Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are valued based on the equity method of accounting.

Other investments also include $97 million and $104 million of interests in oil and natural gas production at December 31, 2005 and 2004, respectively. These oil and gas interests are accounted for using the full cost method, a method permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). The NAIC “Accounting Practices and Procedures Manual” does not provide accounting guidance for oil and gas interests.

Other investments also include leveraged leases and derivative financial instruments. See Note 4 for a description of the Company’s investments in leveraged leases and Note 5 regarding the Company’s use of derivatives and their presentation in the financial statements.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgages. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of securities sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) the duration and extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer in

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

relation to the anticipated recovery, and (3) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 4 regarding realized capital gains and losses.

Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and changes in valuation adjustments made for bonds in or near default. Changes in the Company’s share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 4 regarding changes in unrealized capital gains and losses.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve liability for invested asset valuation using a formula prescribed by the National Association of Insurance Commissioners (“NAIC”). The AVR is designed to protect surplus against potential declines in the value of the Company’s investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

Separate Accounts

Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices. See Note 8.

Premium Revenue

Life insurance premiums are recognized as revenue at the beginning of each policy year. Disability income and long-term care insurance premiums are recognized as revenue when due to the Company. Annuity premiums are recognized as revenue when received. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance, see Note 10.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 10.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries, see Note 10.

Reserves for Policy Benefits

Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

methods include assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 6.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Electronic Data Processing Equipment and Software

The cost of electronic data processing (“EDP”) equipment and operating system software used in the Company’s business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $33 million and $37 million at December 31, 2005 and 2004, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $88 million and $68 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $71 million, $56 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million, $7 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Policyowner Dividends

Nearly all life, disability income and long-term care insurance policies and certain annuity contracts issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain invested assets are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Reclassifications

Certain prior year footnote disclosures have been reclassified to conform to the current year presentation.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

4.	Investments

Bonds

Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, using the retrospective adjustment method to recognize related changes in the estimated yield-to-maturity of such securities. Prior to 2004, the prospective adjustment method was used. The cumulative effect of this change in method as of January 1, 2004 was immaterial.

Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. See Note 3 regarding investment capital gains and losses. At December 31, 2005 and 2004, the reported value of bonds was reduced by $174 million and $121 million, respectively, of valuation adjustments.

Disclosure of estimated fair value is based upon values published by the Securities Valuation Office (“SVO”) of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Statement value and estimated fair value of bonds at December 31, 2005 and 2004 were as follows:

	Reconciliation to Estimated Fair Value
December 31, 2005	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
U.S. Government	$7,309	$266	$(77)	$7,498
States, territories and possessions	96	1	(3)	94
Special revenue and assessments	12,505	114	(197)	12,422
Public utilities	3,507	126	(49)	3,584
Banks, trust and insurance companies	7,521	364	(98)	7,787
Industrial and miscellaneous	34,961	1,303	(355)	35,909

	$65,899	$2,174	$(779)	$67,294

	Reconciliation to Estimated Fair Value
December 31, 2004	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
U.S. Government	$8,848	$475	$(47)	$9,276
States, territories and possessions	264	43	(1)	306
Special revenue and assessments	11,207	178	(28)	11,357
Public utilities	3,915	304	(6)	4,213
Banks, trust and insurance companies	8,254	542	(41)	8,755
Industrial and miscellaneous	28,442	1,621	(179)	29,884

Total	$60,930	$3,163	$(302)	$63,791

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Statement value and estimated fair value of bonds by contractual maturity at December 31, 2005 are presented below. Estimated maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Statement Value	Estimated Fair Value
	(in millions)
Due in one year or less	$971	$980
Due after one year through five years	10,835	11,050
Due after five years through ten years	17,234	17,489
Due after ten years	16,196	17,214

	45,236	46,733
Mortgage-backed and structured securities	20,663	20,561

Total	$65,899	$67,294

Common and Preferred Stocks

Common stocks are generally reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See Note 12 regarding the statement value of the Company’s investment in Frank Russell Company.

Preferred stocks rated “1” (highest quality), “2” (high quality), or “3” (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of amortized cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Valuation adjustments are made for preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO, which are reported at the lower of cost or fair value, or for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2005 and 2004, the reported value of common and preferred stocks was reduced by $172 million and $108 million, respectively, of valuation adjustments.

Mortgage Loans

Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into investment income using the interest method.

Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized losses. The reported value of mortgage loans was reduced by $2 million for valuation adjustments at each of December 31, 2005 and 2004.

The maximum and minimum interest rates for mortgage loans originated during 2005 were 7.8% and 3.7%, respectively, while these rates during 2004 were 8.8% and 2.3%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during 2005 and 2004 were 59% and 65%, respectively, with a maximum of 100% for any single loan during each of 2005 and 2004.

Real Estate

Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when, based on current information, the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized loss. The reported value of real estate investments was reduced by $27 million for valuation adjustments at each of December 31, 2005 and 2004.

At December 31, 2005 and 2004, the reported value of real estate included $185 million and $190 million, respectively, of real estate properties occupied by the Company.

Leveraged Leases

Leveraged leases primarily represent investments in commercial aircraft or real estate properties that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments plus the residual value of the leased asset and classified as other investments in the consolidated statement of financial position. At December 31, 2005 and 2004, the reported value of leveraged leases was $342 million and $458 million, respectively. When the Company determines that an investment in leveraged leases is impaired, the lease value is recalculated with a valuation adjustment made to reduce the statement value. Valuation adjustments are reported as a realized loss. At December 31, 2005 and 2004, the reported value of leveraged leases was reduced by $106 million and $98 million, respectively, of valuation adjustments.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Capital Gains and Losses

Realized investment gains and losses for the years ended December 31, 2005, 2004 and 2003 were as follows:

	For the year ended December 31, 2005			For the year ended December 31, 2004			For the year ended December 31, 2003
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses (in millions)	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
Bonds	$454	$(536)	$(82)	$816	$(369)	$447	$1,369	$(861)	$508
Common and preferred stocks	909	(196)	713	521	(211)	310	397	(402)	(5)
Mortgage loans	3	(1)	2	—	(1)	(1)	12	—	12
Real estate	64	(1)	63	48	(8)	40	198	—	198
Other investments	140	(177)	(37)	325	(522)	(197)	145	(286)	(141)

	$1,570	$(911)	659	$1,710	$(1,111)	599	$2,121	$(1,549)	572

Less: IMR gains (losses)			(61)			317			538
Less: Capital gains taxes (benefit)			410			188			(105)

Net realized capital gains			$310			$94			$139

Proceeds from the sale of bond investments totaled $72 billion, $47 billion and $83 billion for the years ended December 31, 2005, 2004 and 2003, respectively.

Realized losses (before capital gains taxes) included $276 million, $116 million and $405 million of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2005, 2004 and 2003, respectively.

The amortized cost and estimated fair value of bonds and common and preferred stocks for which the estimated fair value had temporarily declined and remained below cost as of December 31, 2005 and 2004, were as follows:

	December 31, 2005
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$26,488	$25,975	$(513)	$5,752	$5,486	$(266)
Common and preferred stocks	68	64	(4)	81	62	(19)

Total	$26,556	$26,039	$(517)	$5,833	$5,548	$(285)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

	December 31, 2004
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$13,173	$12,953	$(220)	$1,698	$1,616	$(82)
Common and preferred stocks	746	704	(42)	375	318	(57)

Total	$13,919	$13,657	$(262)	$2,073	$1,934	$(139)

Changes in net unrealized investment gains and losses for the years ended December 31, 2005, 2004 and 2003 were as follows:

	For the year ended December 31,
	2005	2004	2003
	(in millions)
Bonds	$(43)	$42	$188
Common and preferred stocks	304	818	1,372
Other investments	198	75	163

	459	935	1,723
Change in deferred taxes	(116)	(290)	(552)

	$343	$645	$1,171

Securities Lending

The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate statement value of loaned securities was $2.9 billion and $2.5 billion at December 31, 2005 and 2004, respectively. The Company’s policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2005 and 2004, unrestricted cash collateral held by the Company of $2.9 billion and $2.6 billion, respectively, is classified as cash and invested assets and the offsetting collateral liability of $2.9 billion and $2.6 billion, respectively, is classified as other liabilities in the consolidated statement of financial position. At December 31, 2005 and 2004, additional non-cash collateral of $539 million and $359 million, respectively, was held on the Company’s behalf by a trustee and is not included in the consolidated statement of financial position.

5.	Derivative Financial Instruments

In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to assets and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks. On the statutory basis of accounting, derivatives used for hedging purposes are classified as “cash flow” hedges, which mitigate the risk of variability in future cash flows from the position being hedged, or “fair value” hedges, which mitigate the risk of changes in fair value of the position being hedged. Derivatives classified as hedges that meet the specific requirements for hedge accounting are accounted for in a manner that is consistent

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

with the item being hedged (e.g., at amortized cost or fair value). Derivatives used as hedges, but that do not meet the specific requirements for hedge accounting, are accounted for at fair value.

In addition to hedging, the Company uses derivatives for the purpose of investment “replication.” A replication is a derivative transaction that, when entered into in conjunction with other investments, serves to replicate in the aggregate the characteristics of otherwise permissible investments. Derivatives used as part of a replication are accounted for in a manner consistent with the replicated asset (e.g., at amortized cost or fair value).

The reported statement value of derivatives is classified as other investments in the consolidated statement of financial position.

Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date. Changes in fair value on open derivative positions accounted for at fair value are reported as unrealized capital gains or losses. Upon maturity or termination of derivative positions accounted for at fair value, capital gains and losses are reported as realized.

The Company does not take positions in derivatives for income generation purposes.

The Company held the following derivative positions at December 31, 2005 and 2004:

	December 31, 2005			December 31, 2004
Derivative Instrument	Notional Amount	Statement Value	Fair Value	Notional Amount	Statement Value	Fair Value
			(in millions)
Cash Flow Hedges:
Interest rate floors	$1,250	$20	$34	$925	$17	$36
Swaptions	818	33	19	681	30	21
Foreign currency swaps	312	—	(10)	93	—	(14)
Construction loan forwards	19	—	1	82	—	3
Foreign currency covers	67	—	67	12	—	12
Interest rate swaps	292	3	11	351	—	9
Interest rate basis swaps	80	—	—	80	—	—
Commodity swaps	3	1	1	3	—	—
Fair Value Hedges:
Credit default swaps	220	(3)	(3)	220	(3)	(3)
Foreign currency forwards	1,735	13	13	4,171	(72)	(72)
Fixed income futures	1,775	—	—	345	—	—
Short equity index futures	441	—	—	—	—	—
Purchased put options	—	—	—	—	—	—
Replications:
Fixed income	136	—	(1)	210	—	2
Long equity futures	5	—	—	152	—	—
Long fixed income futures	—	—	—	—	—	—

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

The notional amounts of derivative financial instruments are used to contractually denominate the transactions and do not represent the amounts exchanged between the parties.

Cash Flow Hedges:

Interest rate floors are used to mitigate the asset/liability risks of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level. Interest rate floors qualify for hedge accounting.

Swaptions are used to mitigate the asset/liability risks of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance products. A swaption is a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms. Swaptions qualify for hedge accounting.

Foreign currency swaps are used to mitigate exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Foreign currency swaps qualify for hedge accounting.

Construction loan forwards are entered into to mitigate exposure to market fluctuations for the forecasted purchase of GNMA loan certificates. Construction loan forwards entitle the Company to purchase GNMA loan certificates at a predetermined price at a date in the future that does not exceed 10 years. Construction loan forwards qualify for hedge accounting.

Foreign currency covers are used to mitigate the foreign exchange risk on trades of investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay or receive a specified amount of foreign currency at a future date at a specified exchange rate. Foreign currency covers qualify for hedge accounting.

Interest rate swaps are used to mitigate exposure to interest rate risk on certain floating and fixed rate bonds. An interest rate swap is a contractual agreement to pay a rate of interest based upon a reference index in exchange for a fixed rate of interest established at the origination of the contract. Certain of the Company’s interest rate swaps qualify for hedge accounting, while others do not. Unrealized gains of $2 million and $1 million were recognized during 2005 and 2004, respectively, on contracts that did not qualify for hedge accounting.

Interest rate basis swaps are used to mitigate the basis risk on certain hedges of variable rate preferred stocks. An interest rate basis swap is a contractual agreement to pay a rate of return based upon one reference index in exchange for receiving a rate of return based upon a different reference index. Interest rate basis swaps do not qualify for hedge accounting. No unrealized gains or losses were recognized during 2005 or 2004 on these contracts.

Commodity swaps are used to mitigate exposure to market fluctuations for the forward sale of crude oil and natural gas production. They are contractual agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price. Commodity swaps do not qualify for hedge accounting. An unrealized gain of $1 million and unrealized losses of $400 thousand were recognized during 2005 and 2004, respectively, on these contracts.

Fair Value Hedges:

Credit default swaps are used to mitigate the credit risk associated with investments in bonds of specific issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a “credit event” sustained by the bond issuer. A credit event is defined as bankruptcy,

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

failure to pay or obligation acceleration. Certain of the Company’s credit default swaps qualify for hedge accounting, while others do not. Unrealized gains of $1 million and unrealized losses of $3 million were recognized during 2005 and 2004, respectively, on contracts that did not qualify for hedge accounting.

Foreign currency forwards are used to mitigate the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate. Foreign currency forward contracts do not qualify for hedge accounting. Unrealized gains of $85 million and unrealized losses of $29 million were recognized during 2005 and 2004, respectively, on these contracts.

Fixed income futures are used to mitigate interest rate risk for a portion of the Company’s fixed maturity investment portfolio. Fixed income futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Fixed income futures contracts do not qualify for hedge accounting. Unrealized losses of $9 million and $2 million were recognized during 2005 and 2004, respectively, on these contracts.

Short equity index futures are used to mitigate exposure to market fluctuations for the Company’s portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. These futures contracts do not qualify for hedge accounting. Unrealized losses of $1 million and $0 were recognized during 2005 and 2004, respectively, on these contracts.

Purchased put options are used to mitigate exposure to credit risk associated with a specific security. Purchased put options give the Company the ability to sell a financial instrument at a specified future date for a specified price. These options do not qualify for hedge accounting. No unrealized gains or losses were recognized during 2005 or 2004 on these contracts.

Replications:

Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps, credit default indexes and cash market instruments. These replication transactions, including the derivative components, are reported at amortized cost. The average fair value of such contracts was ($4) million and $3 million during 2005 and 2004, respectively. A realized loss of $10 million and a realized gain of $300 thousand were recognized during 2005 and 2004, respectively, on the termination of these contracts.

Long equity futures replications are used to gain equity market investment exposure. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. The average fair value of such contracts was $230 million and $141 million during 2005 and 2004, respectively. Realized losses of $2 million and realized gains of $15 million were recognized during 2005 and 2004, respectively, on the termination of these contracts.

Long fixed income futures replications are used to manage the duration of the fixed income portfolio and mitigate exposure to interest rate changes. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. The average fair value of such contracts was $342 million and $384 million during 2005 and 2004, respectively. Realized gains of $7 million and $6 million were recognized during 2005 and 2004, respectively, on the termination of these contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

6.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2005 and 2004 are summarized below:

	December 31,
	2005	2004
	(in millions)
Life insurance reserves	$83,590	$77,418
Annuity reserves and deposit liabilities	5,193	5,037
Disability income and long-term care unpaid claims and claim reserves	3,373	3,234
Disability income and long-term care active life reserves	1,988	1,899

Total reserves for policy benefits	$94,144	$87,588

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with interest rates ranging from 3.5% to 5.5%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4.5%. As of December 31, 2005, the Company had $930 billion of total life insurance in-force, including $12 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method with interest rates ranging from 3.5% to 6.25%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments with interest rates ranging from 3.5% to 7.5%. Changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

At December 31, 2005 and 2004, the withdrawal characteristics of the Company’s general account annuity reserves and deposit liabilities were as follows:

	December 31,
	2005	2004
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$1,276	$1,290
- without market value adjustment	2,508	2,413
Not subject to discretionary withdrawal	1,409	1,334

Total	$5,193	$5,037

Unpaid claims and claim reserves for disability income policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience in the first four years of disability, with interest rates ranging from 3% to 5.5%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with a 4.5% interest rate.

Reserves for unpaid claims, losses and loss adjustment expenses on disability income and long-term care insurance were $3.4 billion and $3.2 billion at December 31, 2005 and 2004, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2005 and 2004.

	For the year ended December 31,
	2005	2004
	(in millions)
Balance at January 1	$3,234	$3,083
Incurred related to:
Current year	462	472
Prior year	68	45

Total incurred	530	517
Paid related to:
Current year	(18)	(18)
Prior year	(373)	(348)

Total paid	(391)	(366)

Balance at December 31	$3,373	$3,234

The changes in reserves for incurred claims related to prior years are generally the result of ongoing analysis of recent loss development trends.

Active life reserves for disability income policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.0% interest rate. Active life reserves for prior disability income policies are based on the net level premium

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

method, using the 1964 Commissioner’s Disability Table for morbidity with interest rates ranging from 3.0% to 4.0%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based morbidity experience, total terminations based on the 1983 Individual Annuity Mortality table without lapses or the 1983 Group Annuity Mortality table with lapses, with an interest rate of either 4.0% or 4.5%. For reserves using lapse assumptions, a separate calculation is performed using interest rates ranging from 5.2% to 6.0% and excluding lapses. Reserves resulting from the separate calculation are compared in the aggregate to the statutory minimum and the greater of the two is held.

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest, and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2005 and 2004 were as follows:

	December 31, 2005		December 31, 2004
	Gross	Net	Gross	Net
	(in millions)
Ordinary new business	$171	$81	$162	$76
Ordinary renewal	1,647	1,348	1,570	1,283

	$1,818	$1,429	$1,732	$1,359

8.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2005 and 2004:

	December 31,
	2005	2004
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$13,098	$11,987
- without market value adjustment	—	—
Not subject to discretionary withdrawal	2,434	2,109
Non-policy liabilities	221	222

Total separate account liabilities	$15,753	$14,318

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits underwritten by the Company. General account reserves for policy benefits included $8 million attributable to these benefits at each of December 31, 2005 and 2004.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2005 and 2004 were $1.6 billion and $1.3 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported in transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2005, 2004 and 2003:

	For the year ended December 31,
	2005	2004	2003
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,721	$1,428	$1,224
Transfers from separate accounts	(1,043)	(1,012)	(1,125)

	678	416	99
Reconciling adjustments:
Investment management and administrative charges	—	—	73
Mortality, breakage and taxes	(14)	6	116

Net transfers to separate accounts	$664	$422	$288

9.	Employee and Representative Benefit Plans

The Company sponsors noncontributory defined benefit retirement plans (“plans”) for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company’s funding policy for the tax qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $180 million and $38 million to the qualified employee retirement plan during 2005 and 2004, respectively, and expects to contribute $38 million in 2006.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, financial representatives and eligible dependents. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Aggregate assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2005 and 2004, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2005	2004	2005	2004
	(in millions)
Fair value of plan assets at January 1	$1,950	$1,738	$22	$20
Changes in plan assets:
Actual return on plan assets	173	208	1	4
Company contributions	180	38	—	—
Actual plan benefits paid	(39)	(34)	(2)	(2)

Fair value of plan assets at December 31	$2,264	$1,950	$21	$22

Projected benefit obligation at January 1	$2,041	$1,729	$196	$166
Changes in benefit obligation:
Service cost of benefits earned	72	70	20	18
Interest cost on projected obligations	118	111	11	11
Projected plan benefits paid	(45)	(40)	(11)	(10)
Experience losses (gains)	47	171	(8)	11

Projected benefit obligation at December 31	$2,233	$2,041	$208	$196

Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Investments are made for the sole interest of the plans’ participants.

While significant exposure to publicly traded equity securities is warranted by the long-term nature of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75%, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

Plan assets by asset class at December 31, 2005 and 2004 were as follows:

	Defined Benefit Plans				Postretirement Benefit Plans
	2005	% of FV	2004	% of FV	2005	% of FV	2004	% of FV
	(in millions)
Bonds	$965	43%	$856	44%	$9	42%	$9	43%
Preferred stock	7	0%	7	0%	—	0%	—	0%
Public common stock	1,239	55%	1,058	54%	12	58%	13	57%
Private equities and other	53	2%	29	2%	—	0%	—	0%

Total assets	$2,264	100%	$1,950	100%	$21	100%	$22	100%

The projected benefit obligation (“PBO”) represents the actuarial net present value of future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is mandated for

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

measuring pension obligations. The accumulated benefit obligation (“ABO”) is similar to the calculation of the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company was $1.8 billion and $1.6 billion at December 31, 2005 and 2004, respectively.

The following table summarizes assumptions used in estimating the projected benefit obligations at December 31, 2005, 2004 and 2003:

	Defined Benefit Plans			Postretirement Benefit Plans
	2005	2004	2003	2005	2004	2003
Discount rate	5.75%	6.00%	6.50%	5.75%	6.00%	6.50%
Long-term rate of return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%

The long-term rates of return on plan assets are estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2005. Returns are estimated by asset class based on the current risk free interest rate plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and anticipated asset manager performance.

The projected benefit obligation for postretirement benefits at December 31, 2005 and 2004 assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over five years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2005 by $19 million and net periodic postretirement benefit expense during 2005 by $3 million. A decrease in the assumed healthcare cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2005 and net periodic postretirement benefit expense during 2005 by the same amounts.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2005 and 2004:

	Defined Benefit Plans		Postretirement Benefit Plans
	2005	2004	2005	2004
	(in millions)
Fair value of plan assets at December 31	$2,264	$1,950	$21	$22
Projected benefit obligation at December 31	2,233	2,041	208	196

Funded status	31	(91)	(187)	(174)
Unrecognized net experience losses	513	466	44	50
Unrecognized initial net asset	(557)	(577)	—	—
Additional minimum liability	(10)	(16)	—	—
Nonadmitted asset	(326)	(114)	—	—

Net pension liability	$(349)	$(332)	$(143)	$(124)

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in benefit liabilities have varied from related

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for field representative plans.

Unrecognized initial asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of the statutory basis of accounting for pensions as of January 1, 2001. The Company has elected not to record a direct credit to surplus for this excess, electing instead to amortize this unrecognized initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

An additional minimum liability is required if a plan’s accumulated benefit obligation exceeds plan assets or accrued pension liabilities. This liability was $10 million, $16 million and $7 million at December 31, 2005, 2004 and 2003, respectively. Changes in the liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit costs for the years ended December 31, 2005, 2004 and 2003 were as follows:

	Defined Benefit Plans			Postretirement Benefits
	2005	2004	2003	2005	2004	2003
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$72	$70	$64	$20	$18	$15
Interest cost on projected obligations	118	111	103	11	11	10
Amortization of experience gains and losses	15	13	34	1	1	2
Amortization of initial net asset	(20)	(21)	(46)	—	—	—
Expected return on plan assets	(166)	(138)	(113)	(4)	(1)	(1)

Net periodic expense	$19	$35	$42	$28	$29	$26

The expected benefit payments by the defined benefit plans and the postretirement plans for the years 2006 through 2015 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2006	$52	$11
2007	58	13
2008	65	14
2009	72	16
2010	80	17
2011-2015	581	115

	$908	$186

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

December 31, 2005, 2004 and 2003 the Company expensed total contributions to these plans of $25 million, $24 million and $23 million, respectively.

10.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of coverage per individual life and a maximum of $50 million of coverage per joint life. The Company also cedes a portion of its exposure to group disability benefits on a coinsurance basis and has an excess reinsurance contract for certain individual disability income policies issued prior to 1999 with retention limits varying based upon coverage type. The Company also participates in catastrophic risk sharing pools.

Amounts shown in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2005 and 2004 were reported net of ceded reserves of $1.3 billion and $1.2 billion, respectively.

The effects of reinsurance on premium revenue and benefits expense for the years ended December 31, 2005, 2004 and 2003 were as follows:

	For the year ended December 31,
	2005	2004	2003
	(in millions)
Direct premium revenue	$12,078	$11,397	$10,959
Premiums ceded	(715)	(715)	(652)

Net premium revenue	$11,363	$10,682	$10,307

Direct benefit expense	12,161	11,568	11,110
Benefits ceded	(475)	(478)	(483)

Net benefit expense	$11,686	$11,090	$10,627

In addition, the Company reported $182 million, $207 million and $184 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2005, 2004 and 2003, respectively. These amounts are classified as other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. There were no reinsurance recoverables at December 31, 2005 and 2004 that were considered by management to be uncollectible.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

11.	Income Taxes

The Company files a consolidated federal income tax return including the following entities:

Northwestern Mutual Investment Services, LLC	Frank Russell Company
Northwestern International Holdings, Inc.	Bradford, Inc.
NML Real Estate Holdings, LLC and subsidiaries	Network Planning Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Investment Management Company, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	JYD Assets, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. During 2004, the Company sold its majority interest in Baird Holding Company (see Note 14). Prior to the sale, Baird Holding Company was included in the Company’s consolidated income tax return. Federal income tax returns for years through 2001 are closed as to further assessment of tax. The liability for income taxes payable in the consolidated statement of financial position reflects taxes payable at the reporting date plus a provision for additional taxes that may become due with respect to the open tax years.

The Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2005 and 2004 were as follows:

	December 31,
	2005	2004	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$794	$757	$37
Investment assets	135	118	17
Policy benefit liabilities	1,705	1,644	61
Benefit plan obligations	313	284	29
Guaranty fund assessments	7	10	(3)
Nonadmitted assets	63	61	2
Other	63	37	26

Gross deferred tax assets	3,080	2,911	169

Deferred tax liabilities:
Premium and other receivables	539	504	35
Investment assets	1,480	1,464	16
Other	4	7	(3)

Gross deferred tax liabilities	2,023	1,975	48

Net deferred tax assets	$1,057	$936	$121

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2005 and 2004, the Company’s gross deferred tax assets did not exceed this limitation.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

The major components of current income tax expense (benefit) were as follows:

	For the year ended December 31,
	2005	2004	2003
	(in millions)
Income tax	$113	$(85)	$(65)
Tax credits	(56)	(39)	(25)

Total current tax expense (benefit)	$57	$(124)	$(90)

The Company’s taxable income can vary significantly from gain from operations before taxes due to temporary and permanent differences in revenue recognition and expense deduction between tax and financial statement bases of reporting.

In previous years the Company was subject to an “equity tax” that was applied only to mutual life insurance companies. In March 2002, Congress passed legislation that suspended the equity tax for tax years 2001 through 2003. While the Company was subject to the equity tax in 2004, no related expense recognition was considered necessary. Legislation was enacted in April 2004 that permanently repealed the equity tax effective January 1, 2005.

The Company’s effective tax rates were 16%, 12% and 13% for the years ended December 31, 2005, 2004 and 2003, respectively. The effective rate is not the statutory rate applied to the Company’s taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the ratio between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, as well as prior year adjustments.

Income taxes paid in 2005 and prior years of $1.1 billion are available at December 31, 2005 for recoupment in the event of future tax losses.

12.	Frank Russell Company Acquisition and Goodwill

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in more than 39 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

Russell based upon the financial performance of Russell during the five year period ended December 31, 2003.

The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the accounts of Russell. Further, the statutory purchase method required that the Company’s cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company’s surplus at the time of the acquisition.

The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment (“permitted practice”), whereby all Russell goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, be charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC “Accounting Practices and Procedures Manual,” which requires that any goodwill not in excess of 10% of the Company’s surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

At December 31, 2005 and 2004, the Company had made cumulative direct reductions of surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the Company’s equity method investment basis in Russell by $531 million and $581 million at December 31, 2005 and 2004, respectively, which is classified as a reduction of the Company’s total investment in common stocks.

If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the statement of financial position would have been greater by $257 million, $320 million and $358 million at December 31, 2005, 2004 and 2003, respectively, and net income as reported in the statement of operations would have been lower by $63 million, $61 million and $53 million for the years then ended, respectively.

13.	Contingencies and Guarantees

The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $50 million of bank borrowings owed by Russell.

In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its financial representatives. The maximum exposure under these guarantees totaled approximately $386 million at December 31, 2005. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $3.7 billion at December 31, 2005 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may ultimately result from such actions would not have a material effect on the Company’s financial position at December 31, 2005.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

14.	Related Party Transactions

During 2005, the Company and other affiliates redeemed $94 million of seed money from mutual funds within the Company’s Mason Street Funds, Inc. subsidiary. The Company recognized $6 million of losses on these redemptions.

The Company has agreed to combine the Mason Street mutual funds with new or existing mutual funds of two competitors. These transactions are subject to approval by fund shareholders at a meeting that is anticipated to take place at the end of March 2006. The financial statement impact on the Company during 2006 of these combinations is expected to be immaterial. Following the exchange of Mason Street fund shares for shares in the respective competitor funds, the Company will be required to maintain investments of up to $900 million in the funds for up to three years following the closing of the transaction. At December 31, 2005 the Company held investments in Mason Street funds totaling $971 million, which are reported at fair value as common stocks in the consolidated statement of financial position.

See Note 2 regarding certain related party transactions made during 2005 in conjunction with the adoption of new accounting guidance for investments in subsidiary, controlled or affiliated entities.

On May 13, 2004 the Company sold its majority interest in Baird Holding Company (“Baird”) to Baird management and employees. At the time of the sale, the Company owned approximately 51% of Baird common stock, with Baird management and employees owning the remainder. The Company realized a $30 million gain on the sale of its remaining interest in Baird, which was included in realized capital gains in the consolidated statement of operations during 2004. The Company financed a substantial portion of the sale price through the purchase of $240 million of subordinated notes, with attached warrants, issued by Baird. These notes have interest rates of between 6.50% and 8.25% and maturities of between ten and twelve years. Notes in the amount of $210 million remain outstanding at December 31, 2005 and are classified as bonds in the consolidated statement of financial position.

During 2004, the Company refinanced a credit facility owed by Russell and provided additional capital through the purchase, at par, of $258 million of notes issued by Russell. These notes have interest rates of between 4.19% and 6.35% and maturities of between five and ten years. Notes in the amount of $191 million remain outstanding at December 31, 2005 and are classified as bonds in the consolidated statement of financial position.

During 2004, the Company transferred certain investments to a wholly-owned subsidiary as a capital contribution. The fair value of these securities was $222 million at the time of the transfer. Realized capital gains of $2 million were recognized during 2004 upon the transfer of these assets.

During 2003, the Company transferred certain investments to a majority-owned subsidiary as a capital contribution. The fair value of these securities was $219 million at the time of the transfer. Realized capital losses of $7 million were recognized during 2003 upon the transfer of these assets.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2005, 2004 and 2003

15.	Fair Value of Financial Instruments

The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2005 and 2004 were as follows:

	December 31, 2005		December 31, 2004
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Assets:
Bonds	$65,899	$67,294	$60,930	$63,791
Common and preferred stocks	8,120	10,844	7,414	9,312
Mortgage loans	18,118	18,766	17,240	18,674
Real estate	1,620	2,542	1,619	2,415
Policy loans	10,265	11,603	9,750	10,771
Other investments	6,935	8,393	5,774	6,730
Cash and temporary investments	2,124	2,124	2,949	2,949
Liabilities:
Investment-type insurance reserves	$4,100	$3,892	$4,023	$3,824

The fair value of bonds is generally based upon values published by the SVO of the NAIC and upon quoted market prices when no SVO value is available. The estimated fair value of common and preferred stocks are based upon quoted market prices if available. For those not actively traded, fair value is estimated using independent pricing services or internally developed pricing models. See Note 12 regarding the statement value of the Company’s investment in Russell. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is estimated by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, which are valued by discounting estimated future cash flows using market interest rates, as well as other joint ventures and partnerships, for which the equity accounting basis approximates fair value. Other investments also include derivative financial instruments, for which fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date.

The estimated fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP 100 E. Wisconsin Ave., Suite 1800 Milwaukee, WI 53202 Telephone (414) 212 1600 Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of

    The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (“the Company”) as of December 31, 2005 and 2004, and the related consolidated statutory statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States of America. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the consolidated financial statements referred to above do not present fairly in conformity with accounting principles generally accepted in the United States of America, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2005 and 2004, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2005. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2005 and 2004 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, on the basis of accounting described in Note 1.

/s/ PRICEWATERHOUSECOOPERS LLP

January 24, 2006

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b) Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Financial Representative Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(3)	Form of Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC	Exhibit (b)(3) to Form N-4 Post-Effective Amendment No. 14 for NML Variable Annuity Account A, File No. 333-72913, filed on April 27, 2006

(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001

(b)(4)(a)(2)	Simplified Load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006

(b)(4)(c)	Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006

(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 26, 1996

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003

(b)(8)(a)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(c)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 25, 2006	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2006	Filed herewith

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2006

Name	Business Address
Edward E. Barr	2050 Center Avenue
Suite 567
Fort Lee, NJ 07024

John M. Bremer	The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Peter W. Bruce	The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

Robert C. Buchanan	Fox Valley Corporation
100 West Lawrence Street (54911)
P.O. Box 727
Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road
Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC
922 South 70th Street
Milwaukee, WI 53214

Connie K. Duckworth	ARZU
77 Stone Gate Lane
Lake Forest, IL 60045

James D. Ericson	777 East Wisconsin Avenue
Suite 3010
Milwaukee, WI 53202

David A. Erne	Reinhart Boener Van Deuren, sc
1000 North Water Street
Suite 2100
Milwaukee, WI 53202

J. E. Gallegos	Gallegos Law Firm
460 St. Michaels Drive
Building 300
Santa Fe, NM 87505

James P. Hackett	Steelcase, Inc.
901 – 44th Street
Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc.
1437 South Boulder
Tulsa, OK 74119

Stephen F. Keller	101 South Las Palmas Avenue
Los Angeles, CA 90004

Barbara A. King	Landscape Structures, Inc.
Route 3
601-7th Street South
Delano, MN 55328

Margery Kraus	APCO Worldwide
700 12th Street, NW, Suite 800
Washington, DC 20005

J. Thomas Lewis	228 St. Charles Avenue
Suite 1024
New Orleans, LA 70130

Daniel F. McKeithan, Jr.	Tamarack Petroleum Company, Inc.
777 East Wisconsin Avenue
Suite 1920
Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C.
13555 Bishop’s Court
Suite 245
Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive
Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road
Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation
201 East Seven Hills Road
P.O. Box 998
Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc.
4 Embarcadero Center, Suite 3700
San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling
599 Lexington Avenue, Room 1064
New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2006

Name	Title
Edward J. Zore	President and Chief Executive Officer
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce	Chief Insurance Officer
Deborah A. Beck	Executive Vice President (Planning and Technology)
William H. Beckley	Executive Vice President (Agencies)
Mason G. Ross	Executive Vice President & Chief Investment Officer
Mark G. Doll	Senior Vice President (Public Markets)
Christine H. Fiasca	Senior Vice President (Agency Services)
Richard L. Hall	Senior Vice President (Life Product)
William C. Koenig	Senior Vice President & Chief Actuary
Jean M. Maier	Senior Vice President (Insurance Operations)
Meridee J. Maynard	Senior Vice President
Gregory C. Oberland	Senior Vice President & Chief Information Officer
Gary A. Poliner	Senior Vice President & Chief Financial Officer
Marcia Rimai	Senior Vice President (Business Integration Services)
Charles D. Robinson	Senior Vice President (IPS Strategy)
John E. Schlifske	Senior Vice President (Investment Products & Services and Affiliates)
Leonard F. Stecklein	Senior Vice President (IPS)
Robert J. Berdan	Vice President, General Counsel & Secretary
Michael G. Carter	Vice President (Field Compensation & Planning)
Steven T. Catlett	Vice President (Corporate Services)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Vice President (Real Estate)
Gloster B. Current	Vice President (Policyowner Services)
John M. Grogan	Vice President (Disability Income)
John C. Kelly	Vice President & Controller
John L. Kordsmeier	Vice President (New Business)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Vice President (Securities)
Raymond J. Manista	Vice President (Corporate Planning)
David W. Simbro	Vice President (Long Term Care)
Brenda F. Skelton	Vice President (Communications)
Calvin R. Schmidt	Vice President (Investment Product Operations)
J. Edward Tippetts	Vice President (Wealth Management)
Donald G. Tyler	Vice President (IPS Products & Sales)
Martha M. Valerio	Vice President (Technology Research & Web Resources)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2005

Name	Title
John Abbott	Director-Field Benefit Consultants
Carl Amick	VP-Risk Management Operations
Jason Anderson	Assistant Director Tax
Mark Backe	Asst. General Counsel & Asst. Secretary
Rebekah Barsch	Vice President Investment Product Lines
Blaise Beaulier	Director of Project Portfolio Management
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Maryann Bialo	Asst. Director DI Benefit
Carrie Bleck	Director Policyowner Services
Melissa Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra Botcher	Asst. General Counsel & Asst. Secretary
Anne Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Gwen Canady	Director Corporate Reporting
Kurt Carbon	Director Life Lay Standards
Susan A. Cerbins	Asst. General Counsel & Asst. Secretary
Walt Chossek	Director-Finance
Tom Christianson	Director Advanced Business Services
Barbara Courtney	Director Mutual Fund Accounting
Dennis Darland	Asst. Director DI Benefit
Mark Diestelmeier	Asst. General Counsel & Asst. Secretary
Dave Dorshorst	Director Field Services and Support
John E. Dunn	Asst. General Counsel & Asst. Secretary
James R. Eben	Asst. General Counsel & Asst. Secretary
Cheryl Flanders	Compliance & QA Consultant
Carol Flemma	Director-IPS Bus Development/Comm
Don Forecki	Director Investment Operations
James C. Frasher	Asst. General Counsel & Asst. Secretary
John Garofani	Asst. General Counsel & Asst. Secretary
Sheila Gavin	Asst. General Counsel & Asst. Secretary
Don Gehrke	Director-Inv Client Services
Tim Gerend	Asst. General Counsel & Asst. Secretary
Wally Givler	Vice President Investment Accounting
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Bob Gleeson	Vice President & Medical Director
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Tom Guay	Vice President Underwriting Standards
Greg Gurlik	Director Long Term Care Product Development
Wayne Heidenreich	Medical Director
Gary Hewitt	Vice President & Treasurer
Patricia Hillmann	Director-Annuity Customer Service
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Sharon A. Hyde	Asst. Director Disability Benefit
Elizabeth Idleman	Asst. General Counsel & Asst. Secretary
Todd Jones	Asst. Director- IPS Finance
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Mollie Kenny	Regulatory Consultant
Don Kiefer	Vice President Actuary
James Koelbl	Asst. General Counsel & Asst. Secretary

Abim Kolawole	Asst. General Counsel & Asst. Secretary
Robert Kowalsky	Vice President & Chief Architect
Carol L. Kracht	Vice President, Deputy General Counsel & Investment Counsel
Pat Krueger	Director Annuity Customer Service
Todd Kuzminski	Director Investment Accounting
Donna Lemanczyk	Director-Investment Closing
Elizabeth Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
James Lodermeier	Senior Actuary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Cindy Lubbert	Asst. Director-DI Underwriting
Dean Mabie	Asst. General Counsel & Asst. Secretary
Jon Magalska	Actuary
Steve Mannebach	Director Field Management Development
Anthony C. Marino	Asst. General Counsel & Asst. Secretary
Jeff Marks	Director Special Projects
Steve Martinie	Asst. General Counsel & Asst. Secretary
Ted Matchulat	Director Product Compliance
Allan McDonnell	Director-Order Entry Desk/Retail Svc
James L. McFarland	Asst. General Counsel & Asst. Secretary
Patrick McKeown	Investment Research Consultant
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Bob Meilander	Vice President Corporate Actuary
Christopher Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Joanne Migliaccio	Director Field Services and Support
Michael Mihm	Asst. Director-IPS Field Consulting
Lynn Milewski	Director Annuity New Business
Daniel Moakley	Asst. General Counsel & Asst. Secretary
Jill Mocarski	Medical Director
Karen Molloy	Director Banking & Cash Management
Diane Moro-Goane	Director Marketing Materials Review
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
Tim Nelson	Director Market Conduct
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Jeffrey Niehaus	Director-Business Retirement Markets
Kathy Oman	Director-IPS Projects and Planning
Timothy Otto	Asst. General Counsel & Asst. Secretary
Art Panighetti	Vice President Tax
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
Pete Peterson	Director Long Term Care Administration
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Randy Powell	Medical Director
Dave Remstad	Vice President Specialty Markets
Tom Richards	Vice President Agency Development
Dan Riedl	President NMIS
Kathleen M. Rivera	Vice President and Deputy General Counsel

Bethany Rodenhuis	Vice President Audit
Tammy Roou	Asst. General Counsel & Asst. Secretary
Matt Sauer	Director-IPS Compensation
Linda Schaefer	Director-Special Investigative Unit
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz	Vice President Business Markets
Kathleen H. Schluter	Vice President & Tax Counsel
Sue Schmeidel	Director Field Development
Rodd Schneider	Asst. General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Sherri Shickert	Director Policyowner Services
David Silber	Asst. General Counsel & Asst. Secretary
Stephen M. Silverman	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Warren Smith	Assistant Director-Architecture
Diane Smith	Assistant Director Policyowner Services
Richard Snyder	Director-Mutual Fund Prod
Steve Sperka	Director DI Benefits
Karen Stevens	Asst. General Counsel & Asst. Secretary
Steve Stone	Director IS Finance
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Cheryl Svehlek	Director-Administration
Rachel Taknint	Vice President, Department Planning and Operations & Associate General Counsel
Paul Tews	Director Investment Planning
Kellen Thiel	Director-Managed Products
Derek Tyus	Director of Strategic Analysis & Planning
Mary Beth Van Groll	Vice President Information Systems
Natalie Versnik	Director Policyowner Services
Andy Ware	Vice President Actuary
Joel Weiner	Medical Director
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Don Wilkinson	Vice President Agency Administration
Jeff Williams	Director Compliance Risk Management
Brian Wilson	Director-IPS National Sales
John Wilson	Director Long Term Care Sales Support
Robert Wright	Director-Affinity Funds
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Rick Zehner	Vice President Life Products
Patti Zimmermann	Director Investment Technology & Development
Philip Zwieg	Vice President Information Systems

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 28, 2006 are set forth on pages C-9 through C-11. In addition to the subsidiaries set forth pages on C-9 through C-11, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B

3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of February 28, 2006)

Name of Subsidiary	Jurisdiction of Incorporation
Alexandra International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Brian International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Diversey, Inc. – 100% ownership	Delaware
Elderwood International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Elizabeth International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Green Room Properties, LLC – 100% ownership	Delaware
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
INV Corp. – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
Jersey Par, LLC – 100% ownership	Delaware
JYD Assets, LLC – 100% ownership	Delaware
KerryAnne International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Larkin, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware

Mallon International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mason Street Funds, Inc. – 70%[2] ownership	Maryland
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM Regal, LLC – 100% ownership	Delaware
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NMIS Alabama Agency, LLC – 100% ownership	Alabama
NMIS Massachusetts Insurance Agency, LLC – 100% ownership	Massachusetts
NMIS Georgia Agency, LLC – 100% ownership	Georgia
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NML/Tallahassee, Inc. – 100% ownership	Florida
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Foreign Holdings B.V. – 100% ownership	Netherlands
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Las Vegas, Inc. – 100% ownership	Nevada
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[3] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Reinsurance Holdings N.V. – 100% ownership	Netherlands
Northwestern Securities Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware

Scotty, LLC – 100% ownership	Delaware
Sean International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Solar Resources, Inc. – 100% ownership	Wisconsin
St. James Apartments, LLC – 100% ownership	Delaware
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Summit Mall, LLC – 100% ownership	Delaware
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2005, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.

(2)	Aggressive Growth Stock, Asset Allocation, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Large Cap Core Stock, Municipal Bond, Select Bond, Small Cap Growth Stock.

(3)	Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27.	Number of Contract Owners

As of March 31, 2006, the number of contract owners of NML Variable Annuity Account C was 222. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28.	Indemnification

That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed herein as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Reference is made to the indemnification provisions contained in Article VII of the By-laws of the Depositor, The Northwestern Mutual Life Insurance Company, filed a Exhibit A(6)(b) to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Northwestern Mutual Investment Services, LLC (“NMIS”), is the principal underwriter currently distributing securities of the Registrant. NMIS is the principal underwriter for NML Variable Annuity Account B and the Northwestern Mutual Variable Life Account and all other separate accounts registered under the Investment Company Act of 1940 as unit investment trusts for which Northwestern Mutual serves as the Depositor.

(b) As of April 10, 2006, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark J. Backe	Secretary
Rebekah B. Barsch	Vice President, Investment Product Lines
William H. Beckley	Director
Mark S. Bishop	Director, Field Supervision
Michael G. Carter	Vice President, Field Services and Support
Walter J. Chossek	Treasurer
Eric P. Christophersen	Vice President, Comliance/Best Practices
Gloster B. Current	Vice President, Variable Life Servicing
David J. Dorshorst	Director, Compensation

Michael S. Ertz	Director, Recruiting and Retention
Christina H. Fiasca	Director
Dennis J. Fitzpatrick	Director, Supervision of Todd Business
Carol J. Flemma	Director, Business Development
Stephen J. Frankl	Vice President, Field Training and Development
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
David P. Harley	Assistant Director of Compliance
Laila V. Hick	Assistant Director, NMIS Policy Standards Development
Karla D. Hill	Director, Human Resources
Patricia J. Hillman	Director, Annuity Operations
Diane B. Horn	Director, BD Operations Compliance; Policy, Procedures & Communications, Anti-Money Laundering Compliance Officer
Robert J. Johnson	Director, Compliance Oversight; Chief Compliance Officer of NMIS Registered Investment Advisor
Martha M. Kendler	Director, Annuity Product Line
John L. Kordsmeier	Vice President, Variable Life Sales
Gregory S. Leslie	Compliance Registered Options Principal (CROP)
Jean M. Maier	Director; Senior Vice President, Insurance Operations
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	Regional Vice President
Allan J. McDonell	Director, Retail Investment Services; Senior Registered Options Principal (SROP)
Jeffrey L. Michaelson	Assistant Director, Mutual Funds
Joanne M. Migliaccio	Director, Contract, License and Registration
Lynn A. Milewski	Director, Annuity Operations
Jay W. Miller	Vice President, Advanced Planning
Diana L. Moro-Goane	Director, Marketing Materials Review
Jennifer Murphy	Assistant Secretary
Timothy Nelson	Director, Market Conduct
Jeffrey J. Niehaus	Director, Business Retirement Markets
Jennifer O’Leary	Assistant Treasurer
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President
Chris E. Peterson	Regional Vice President
Georganne K. Prom	New Business Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Charles D. Robinson	Senior Vice President, IPS Strategy
Robin E. Rogers	Assistant Director, License & Registration
John E. Schlifske	Director; President and CEO
Calvin R. Schmidt	Vice President, Investment Product Operations & Systems
Richard P. Snyder	Director, Mutual Funds
William H. Taylor	Director, Financial Security Planning
Kellen A. Thiel	Director, Managed Products
VACANT	Vice President, Field Development
Donald G. Tyler	Vice President, Investment Products and Sales
Thomas A. Waisnor	Regional Vice President
Alan M. Werth	Third Party Sales Consultant
Anne C. Wills	Director, Variable Product Compliance
Donald R. Wilkinson	Vice President, Field Management
Jeffrey B. Williams	Vice President, Compliance Risk Management & Chief Compliance Officer of NMIS Broker-Dealer, Executive Representative

Brian D. Wilson	National Sales Director
Robert J. Wright	Director, Russell Distribution and Planning

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $14,127 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of April, 2006.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 27th day of April, 2006.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/GARY A. POLINER Gary A. Poliner	Senior Vice President and Chief Financial Officer; Principal Financial Officer

/s/JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

/s/ J. THOMAS LEWIS* J. Thomas Lewis	Trustee

/s/ STEPHEN F. KELLER* Stephen F. Keller	Trustee

/s/ J. E. GALLEGOS* J. E. Gallegos	Trustee

/s/ KATHRYN D. WRISTON* Kathryn D. Wriston	Trustee

/s/ BARRY L. WILLIAMS* Barry L. Williams	Trustee

/s/ DANIEL F. MCKEITHAN, JR.* Daniel F. McKeithan, Jr.	Trustee

/s/ JAMES D. ERICSON* James D. Ericson	Trustee

/s/ EDWARD E. BARR* Edward E. Barr	Trustee

/s/ ROBERT C. BUCHANAN* Robert C. Buchanan	Trustee

/s/ H. MASON SIZEMORE, JR.* H. Mason Sizemore, Jr.	Trustee

/s/ JOHN J. STOLLENWERK* John J. Stollenwerk	Trustee

/s/ GEORGE A. DICKERMAN* George A. Dickerman	Trustee

/s/ JOHN E. STEURI* John E. Steuri	Trustee

/s/ BARBARA A. KING* Barbara A. King	Trustee

/s/ PETER M. SOMMERHAUSER* Peter M. Sommerhauser	Trustee

/s/ JAMES P. HACKETT* James P. Hackett	Trustee

/s/ JOHN M. BREMER* John M. Bremer	Trustee

/s/ PETER W. BRUCE* Peter W. Bruce	Trustee

/s/ DAVID A. ERNE* David A. Erne	Trustee

/s/ MARGERY KRAUS* Margery Kraus	Trustee

/s/ CONNIE K. DUCKWORTH* Connie K. Duckworth	Trustee

/s/ ULICE PAYNE, JR.* Ulice Payne, Jr.	Trustee

/s/ DAVID J. DRURY* David J. Drury	Trustee

/s/ HANS HELMERICH* Hans Helmerich	Trustee

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney filed with Post-Effective Amendment No. 29 on March 24, 2006

Each of the signatures is affixed as of April 27, 2006

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 30 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 25, 2006	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2006	Filed herewith